UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified International Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Prudential PLC (United Kingdom, Insurance)	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.6
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.4
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.4
7.4

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	25.4
Industrials	16.3
Information Technology	12.0
Consumer Staples	11.3
Consumer Discretionary	10.8

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Japan	17.3
United Kingdom	15.6
France	7.6
Germany	7.2
United States of America	5.6

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 1.1%
Amcor Ltd.	612,591	$6,313
Bapcor Ltd.	632,977	2,793
CSL Ltd.	62,570	8,015
Link Administration Holdings Ltd.	145,275	904
Magellan Financial Group Ltd.	323,588	5,653
Technology One Ltd.	66,893	248

TOTAL AUSTRALIA		23,926

Austria - 0.1%
Andritz AG	44,900	2,416
Bailiwick of Jersey - 2.3%
Glencore Xstrata PLC	1,635,031	7,894
Shire PLC	245,162	13,055
Wolseley PLC	343,412	26,381
WPP PLC	139,924	2,401

TOTAL BAILIWICK OF JERSEY		49,731

Belgium - 1.1%
KBC Groep NV	238,380	20,842
Umicore SA	60,700	3,391

TOTAL BELGIUM		24,233

Bermuda - 1.2%
Credicorp Ltd. (United States)	40,805	9,487
Hiscox Ltd.	439,100	9,001
IHS Markit Ltd. (a)	140,388	6,897

TOTAL BERMUDA		25,385

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	486,400	21,029
CCL Industries, Inc. Class B	43,900	2,129
Cenovus Energy, Inc.	1,154,900	11,567
Constellation Software, Inc.	15,900	11,364
Fairfax India Holdings Corp. (a)	468,700	8,202
PrairieSky Royalty Ltd.	80,569	1,787
Suncor Energy, Inc.	580,800	22,211

TOTAL CANADA		78,289

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	61,000	10,891
ENN Energy Holdings Ltd.	380,000	3,554
JD.com, Inc. sponsored ADR (a)	154,200	5,630
NetEase, Inc. ADR	18,000	4,627
Zai Lab Ltd. ADR (b)	69,154	1,291

TOTAL CAYMAN ISLANDS		25,993

China - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	175,400	1,062
Kweichow Moutai Co. Ltd. (A Shares)	60,476	6,297
Shanghai International Airport Co. Ltd. (A Shares)	728,972	5,725
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	566,900	2,565

TOTAL CHINA		15,649

Curacao - 0.3%
Schlumberger Ltd.	92,500	6,342
Denmark - 0.3%
NNIT A/S (c)	42,357	1,177
Novozymes A/S Series B	108,900	5,120
SimCorp A/S	3,300	240

TOTAL DENMARK		6,537

Finland - 0.4%
Sampo Oyj (A Shares)	165,800	8,960
France - 7.6%
Aeroports de Paris	29,800	6,564
Amundi SA (c)	219,558	18,687
BNP Paribas SA	286,900	22,167
Capgemini SA	64,600	8,893
Compagnie de St. Gobain	202,900	10,657
Eiffage SA	38,500	4,589
Elis SA	236,500	5,661
Iliad SA	10,401	2,084
Kering SA	17,100	9,904
LVMH Moet Hennessy - Louis Vuitton SA (b)	57,587	20,041
Maisons du Monde SA (c)	90,273	3,672
Sanofi SA	255,620	20,210
Societe Generale Series A	220,700	12,079
SR Teleperformance SA	21,600	3,467
Thales SA	25,800	3,271
VINCI SA (b)	157,900	15,787

TOTAL FRANCE		167,733

Germany - 6.6%
adidas AG	72,317	17,807
Aumann AG (b)(c)	38,488	2,329
Axel Springer Verlag AG	93,000	7,620
Bayer AG	179,652	21,472
Brenntag AG	17,700	1,016
Deutsche Borse AG	40,000	5,380
Deutsche Post AG	295,326	12,818
Fresenius SE & Co. KGaA	199,400	15,252
Hannover Reuck SE	47,300	6,660
Linde AG	54,800	12,180
Morphosys AG sponsored ADR	90,400	2,367
Rational AG	3,600	2,258
SAP SE	233,873	25,985
Scout24 AG (c)	90,700	4,703
Symrise AG	100,100	8,111

TOTAL GERMANY		145,958

Hong Kong - 1.5%
AIA Group Ltd.	2,892,800	25,854
Techtronic Industries Co. Ltd.	1,312,500	7,689

TOTAL HONG KONG		33,543

Hungary - 0.0%
OTP Bank PLC	26,600	1,162
India - 4.0%
Adani Ports & Special Economic Zone Ltd.	669,928	4,098
Axis Bank Ltd.	680,158	5,273
Future Retail Ltd.	78,122	706
Godrej Consumer Products Ltd.	91,832	1,539
HDFC Bank Ltd.	780,671	23,529
Housing Development Finance Corp. Ltd.	793,387	22,447
ICICI Bank Ltd.	1,082,365	4,626
Kajaria Ceramics Ltd.	144,781	1,185
Kotak Mahindra Bank Ltd. (a)	253,740	4,614
LIC Housing Finance Ltd.	389,732	3,191
Motherson Sumi Systems Ltd.	230,752	1,223
PC Jeweller Ltd.	115,219	249
Reliance Industries Ltd.	1,033,008	14,915

TOTAL INDIA		87,595

Indonesia - 0.9%
PT Bank Central Asia Tbk	5,682,200	8,985
PT Bank Rakyat Indonesia Tbk	44,133,800	10,176

TOTAL INDONESIA		19,161

Ireland - 3.3%
Allergan PLC	26,700	4,102
CRH PLC	294,600	10,456
DCC PLC (United Kingdom)	83,500	8,047
Kerry Group PLC Class A	112,500	11,480
Kingspan Group PLC (Ireland)	209,400	9,483
Paddy Power Betfair PLC (Ireland)	68,800	6,809
Ryanair Holdings PLC sponsored ADR (a)	198,936	21,877

TOTAL IRELAND		72,254

Israel - 0.9%
Check Point Software Technologies Ltd. (a)	106,200	10,249
Frutarom Industries Ltd.	76,800	7,373
SodaStream International Ltd. (a)	23,600	2,230

TOTAL ISRAEL		19,852

Italy - 1.0%
Buzzi Unicem SpA	30,600	775
Intesa Sanpaolo SpA	4,349,900	16,547
Prada SpA	1,143,200	5,800

TOTAL ITALY		23,122

Japan - 17.3%
Bandai Namco Holdings, Inc.	39,400	1,339
Bridgestone Corp.	281,800	11,829
Daikin Industries Ltd.	122,800	14,384
East Japan Railway Co.	61,600	5,911
GMO Internet, Inc.	31,900	588
Hoya Corp.	421,900	22,623
Itochu Corp.	194,800	3,910
Kao Corp.	134,600	9,671
Keyence Corp.	50,200	30,753
Minebea Mitsumi, Inc.	818,000	16,439
Misumi Group, Inc.	232,400	6,441
Mitsubishi UFJ Financial Group, Inc.	3,130,100	20,976
Morinaga & Co. Ltd.	137,700	6,714
Nabtesco Corp.	86,000	3,111
Nidec Corp.	69,600	10,912
Nintendo Co. Ltd.	5,300	2,227
Nissan Chemical Industries Co. Ltd.	15,400	687
Nitori Holdings Co. Ltd.	104,500	17,665
Olympus Corp.	203,300	7,597
ORIX Corp.	1,960,900	34,511
Outsourcing, Inc.	199,000	3,357
PALTAC Corp.	80,200	4,020
Panasonic Corp.	455,000	6,737
Recruit Holdings Co. Ltd.	688,600	15,917
Renesas Electronics Corp. (a)(b)	1,104,300	11,597
S Foods, Inc.	133,700	5,632
Seria Co. Ltd.	49,100	2,407
Shin-Etsu Chemical Co. Ltd.	65,300	6,574
Shiseido Co. Ltd.	34,600	2,251
SMC Corp.	26,900	10,266
SoftBank Corp.	192,400	14,701
Sohgo Security Services Co., Ltd.	49,600	2,455
Sony Corp.	299,900	14,007
Start Today Co. Ltd.	156,500	4,524
Subaru Corp.	170,800	5,748
Sundrug Co. Ltd.	78,300	4,032
Tsubaki Nakashima Co. Ltd.	75,468	1,785
Tsuruha Holdings, Inc.	154,500	22,231
Welcia Holdings Co. Ltd.	242,800	12,504

TOTAL JAPAN		379,033

Korea (South) - 0.3%
LG Chemical Ltd.	18,503	6,220
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	10,900	1,179
Luxembourg - 1.0%
B&M European Value Retail S.A.	3,452,848	19,266
Eurofins Scientific SA	313	169
Samsonite International SA	476,700	2,150
Stabilus SA	2,418	218

TOTAL LUXEMBOURG		21,803

Netherlands - 5.4%
ASML Holding NV	95,700	18,035
ING Groep NV (Certificaten Van Aandelen)	863,400	14,549
Koninklijke Philips Electronics NV	311,900	13,202
LyondellBasell Industries NV Class A	103,200	10,911
Philips Lighting NV (c)	67,600	2,060
RELX NV	662,447	14,091
Unilever NV (Certificaten Van Aandelen) (Bearer)	493,200	28,274
Wolters Kluwer NV	245,300	13,280
Yandex NV Series A (a)	111,000	3,703

TOTAL NETHERLANDS		118,105

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	632,845	4,720
Norway - 1.6%
Schibsted ASA (A Shares)	159,600	4,667
Statoil ASA	1,181,000	30,201

TOTAL NORWAY		34,868

South Africa - 0.8%
Capitec Bank Holdings Ltd.	20,600	1,467
Naspers Ltd. Class N	66,200	16,128

TOTAL SOUTH AFRICA		17,595

Spain - 2.4%
Aedas Homes SAU (c)	59,600	2,123
Amadeus IT Holding SA Class A	262,500	19,242
CaixaBank SA	2,964,300	14,415
Masmovil Ibercom SA (a)	50,521	7,297
Neinor Homes SLU (a)(c)	119,500	2,318
Prosegur Cash SA (c)	2,363,895	6,908

TOTAL SPAIN		52,303

Sweden - 2.3%
Alfa Laval AB	112,500	2,797
ASSA ABLOY AB (B Shares)	557,800	11,734
Coor Service Management Holding AB	445,200	3,096
Essity AB Class B	345,900	8,809
HEXPOL AB (B Shares) (b)	366,900	3,813
Indutrade AB	83,800	1,985
Nordea Bank AB	1,715,400	17,509

TOTAL SWEDEN		49,743

Switzerland - 4.5%
Credit Suisse Group AG	949,316	16,011
Julius Baer Group Ltd.	142,880	8,480
Kaba Holding AG (B Shares) (Reg.)	4,970	3,862
Lonza Group AG	29,786	7,340
Partners Group Holding AG	6,150	4,509
Roche Holding AG (participation certificate)	89,417	19,867
Sika AG	2,103	15,343
Swatch Group AG (Bearer)	16,460	7,948
TE Connectivity Ltd.	22,100	2,028
UBS Group AG	816,653	13,820

TOTAL SWITZERLAND		99,208

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	513,900	19,759
Tripod Technology Corp.	555,000	1,676
United Microelectronics Corp.	10,854,000	5,843

TOTAL TAIWAN		27,278

Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	793,000	5,026
United Kingdom - 15.6%
Admiral Group PLC	204,600	5,614
Aon PLC	26,600	3,790
Ascential PLC	762,977	4,426
Ashtead Group PLC	162,900	4,559
AstraZeneca PLC (United Kingdom)	223,076	15,616
Beazley PLC	272,000	2,215
British American Tobacco PLC sponsored ADR	571,700	31,226
Bunzl PLC	401,000	11,654
Coca-Cola European Partners PLC	141,800	5,559
Compass Group PLC	517,392	11,112
Conviviality PLC (d)	775,686	540
Cranswick PLC	171,000	6,860
Diploma PLC	209,514	3,479
DS Smith PLC	508,500	3,657
Essentra PLC	368,870	2,240
Halma PLC	231,300	3,894
Hastings Group Holdings PLC (c)	1,715,495	6,518
Imperial Tobacco Group PLC	182,820	6,555
Indivior PLC (a)	1,539,600	9,604
Informa PLC	348,568	3,546
ITV PLC	547,100	1,142
John Wood Group PLC	552,200	4,323
LivaNova PLC (a)	34,500	3,063
Lloyds Banking Group PLC	17,732,900	15,728
London Stock Exchange Group PLC	241,300	14,285
Melrose Industries PLC	5,387,971	16,912
Micro Focus International PLC	530,352	9,145
Prudential PLC	1,399,642	35,986
Reckitt Benckiser Group PLC	258,813	20,303
Spectris PLC	186,300	6,899
St. James's Place Capital PLC	1,191,100	18,636
Standard Chartered PLC (United Kingdom)	1,034,388	10,922
Standard Life PLC	1,934,381	9,728
Tesco PLC	4,800,972	15,550
The Weir Group PLC	313,000	9,204
Volution Group PLC	2,932,618	7,954

TOTAL UNITED KINGDOM		342,444

United States of America - 5.6%
Alphabet, Inc. Class C (a)	13,049	13,275
Amgen, Inc.	75,000	13,086
Becton, Dickinson & Co.	14,900	3,455
Boston Scientific Corp. (a)	37,800	1,086
Citigroup, Inc.	140,300	9,578
Coty, Inc. Class A	600,800	10,424
DocuSign, Inc.	6,300	243
DowDuPont, Inc.	100,300	6,343
FleetCor Technologies, Inc. (a)	9,500	1,969
MasterCard, Inc. Class A	100,400	17,898
nLIGHT, Inc. (a)	2,700	67
Oceaneering International, Inc.	126,400	2,685
Quintiles Transnational Holdings, Inc. (a)	23,100	2,212
S&P Global, Inc.	86,200	16,257
Smartsheet, Inc.	5,100	98
Valero Energy Corp.	62,300	6,911
Visa, Inc. Class A	135,500	17,192

TOTAL UNITED STATES OF AMERICA		122,779

TOTAL COMMON STOCKS
(Cost $1,651,949)		2,120,145

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.1%
Itau Unibanco Holding SA	162,490	2,366
Germany - 0.6%
Henkel AG & Co. KGaA	74,700	9,508
Sartorius AG (non-vtg.)	25,800	3,982

TOTAL GERMANY		13,490

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,455)		15,856

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.74% (e)	45,400,702	45,410
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	9,156,770	9,158
TOTAL MONEY MARKET FUNDS
(Cost $54,568)		54,568
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,717,972)		2,190,569
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,463
NET ASSETS - 100%		$2,196,032

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,495,000 or 2.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$249
Fidelity Securities Lending Cash Central Fund	274
Total	$523

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$236,732	$156,808	$79,924	$--
Consumer Staples	247,055	174,552	71,963	540
Energy	100,942	55,826	45,116	--
Financials	563,326	282,334	280,992	--
Health Care	217,128	103,126	114,002	--
Industrials	354,239	314,626	39,613	--
Information Technology	267,290	220,200	47,090	--
Materials	119,530	97,641	21,889	--
Real Estate	2,123	2,123	--	--
Telecommunication Services	24,082	9,381	14,701	--
Utilities	3,554	--	3,554	--
Money Market Funds	54,568	54,568	--	--
Total Investments in Securities:	$2,190,569	$1,471,185	$718,844	$540

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$223,956
Level 2 to Level 1	$306,245

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,741) — See accompanying schedule: Unaffiliated issuers (cost $1,663,404)	$2,136,001
Fidelity Central Funds (cost $54,568)	54,568
Total Investment in Securities (cost $1,717,972)		$2,190,569
Foreign currency held at value (cost $619)		618
Receivable for investments sold		17,560
Receivable for fund shares sold		2,598
Dividends receivable		10,319
Distributions receivable from Fidelity Central Funds		147
Prepaid expenses		1
Other receivables		132
Total assets		2,221,944
Liabilities
Payable for investments purchased	$9,491
Payable for fund shares redeemed	4,540
Accrued management fee	1,222
Distribution and service plan fees payable	361
Other affiliated payables	414
Other payables and accrued expenses	724
Collateral on securities loaned	9,160
Total liabilities		25,912
Net Assets		$2,196,032
Net Assets consist of:
Paid in capital		$1,691,073
Undistributed net investment income		7,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		471,846
Net Assets		$2,196,032
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($565,139 ÷ 24,194 shares)		$23.36
Maximum offering price per share (100/94.25 of $23.36)		$24.79
Class M:
Net Asset Value and redemption price per share ($211,858 ÷ 9,131 shares)		$23.20
Maximum offering price per share (100/96.50 of $23.20)		$24.04
Class C:
Net Asset Value and offering price per share ($183,939 ÷ 8,221 shares)(a)		$22.37
Class I:
Net Asset Value, offering price and redemption price per share ($917,896 ÷ 38,680 shares)		$23.73
Class Z:
Net Asset Value, offering price and redemption price per share ($317,200 ÷ 13,379 shares)		$23.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$21,614
Income from Fidelity Central Funds		523
Income before foreign taxes withheld		22,137
Less foreign taxes withheld		(1,765)
Total income		20,372
Expenses
Management fee	$7,544
Transfer agent fees	2,036
Distribution and service plan fees	2,289
Accounting and security lending fees	498
Custodian fees and expenses	151
Independent trustees' fees and expenses	4
Registration fees	72
Audit	40
Legal	5
Miscellaneous	8
Total expenses before reductions	12,647
Expense reductions	(174)	12,473
Net investment income (loss)		7,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,023
Fidelity Central Funds	(3)
Foreign currency transactions	(26)
Total net realized gain (loss)		45,994
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $83)	(36,916)
Assets and liabilities in foreign currencies	(120)
Total change in net unrealized appreciation (depreciation)		(37,036)
Net gain (loss)		8,958
Net increase (decrease) in net assets resulting from operations		$16,857

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,899	$17,535
Net realized gain (loss)	45,994	145,317
Change in net unrealized appreciation (depreciation)	(37,036)	244,874
Net increase (decrease) in net assets resulting from operations	16,857	407,726
Distributions to shareholders from net investment income	(17,622)	(18,146)
Distributions to shareholders from net realized gain	(6,423)	(4,351)
Total distributions	(24,045)	(22,497)
Share transactions - net increase (decrease)	(49,060)	12,173
Redemption fees	–	8
Total increase (decrease) in net assets	(56,248)	397,410
Net Assets
Beginning of period	2,252,280	1,854,870
End of period	$2,196,032	$2,252,280
Other Information
Undistributed net investment income end of period	$7,566	$17,289

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified International Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.43	$19.38	$20.10	$19.56	$19.47	$15.63
Income from Investment Operations
Net investment income (loss)A	.07	.17	.18	.15	.27B	.19
Net realized and unrealized gain (loss)	.09	4.11	(.77)	.61	.17	3.92
Total from investment operations	.16	4.28	(.59)	.76	.44	4.11
Distributions from net investment income	(.16)	(.19)	(.13)	(.20)	(.18)	(.21)
Distributions from net realized gain	(.07)	(.05)	–	(.02)	(.17)	(.06)
Total distributions	(.23)	(.23)C	(.13)	(.22)	(.35)	(.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$23.36	$23.43	$19.38	$20.10	$19.56	$19.47
Total ReturnE,F,G	.69%	22.39%	(2.97)%	3.93%	2.28%	26.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.21%	1.23%	1.22%	1.26%	1.31%
Expenses net of fee waivers, if any	1.19%J	1.21%	1.23%	1.22%	1.26%	1.30%
Expenses net of all reductions	1.17%J	1.20%	1.22%	1.21%	1.26%	1.28%
Net investment income (loss)	.62%J	.82%	.92%	.75%	1.34%B	1.08%
Supplemental Data
Net assets, end of period (in millions)	$565	$579	$574	$662	$693	$756
Portfolio turnover rateK	37%	44%	31%	34%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.046 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$19.21	$19.92	$19.38	$19.30	$15.49
Income from Investment Operations
Net investment income (loss)A	.04	.12	.13	.10	.21B	.14
Net realized and unrealized gain (loss)	.08	4.08	(.77)	.61	.18	3.89
Total from investment operations	.12	4.20	(.64)	.71	.39	4.03
Distributions from net investment income	(.09)	(.13)	(.07)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.07)	(.05)	–	(.02)	(.17)	(.06)
Total distributions	(.16)	(.17)C	(.07)	(.17)	(.31)	(.22)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$23.20	$23.24	$19.21	$19.92	$19.38	$19.30
Total ReturnE,F,G	.52%	22.10%	(3.22)%	3.67%	2.04%	26.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J	1.48%	1.49%	1.48%	1.51%	1.55%
Expenses net of fee waivers, if any	1.46%J	1.47%	1.49%	1.48%	1.51%	1.55%
Expenses net of all reductions	1.44%J	1.47%	1.48%	1.47%	1.51%	1.53%
Net investment income (loss)	.35%J	.56%	.66%	.49%	1.09%B	.83%
Supplemental Data
Net assets, end of period (in millions)	$212	$224	$224	$271	$284	$319
Portfolio turnover rateK	37%	44%	31%	34%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.046 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.35	$18.48	$19.19	$18.68	$18.63	$14.97
Income from Investment Operations
Net investment income (loss)A	(.02)	.01	.03	–B	.11C	.06
Net realized and unrealized gain (loss)	.08	3.94	(.74)	.59	.18	3.75
Total from investment operations	.06	3.95	(.71)	.59	.29	3.81
Distributions from net investment income	–	(.03)	–	(.06)	(.07)	(.09)
Distributions from net realized gain	(.04)	(.05)	–	(.02)	(.17)	(.06)
Total distributions	(.04)	(.08)	–	(.08)	(.24)	(.15)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$22.37	$22.35	$18.48	$19.19	$18.68	$18.63
Total ReturnD,E,F	.28%	21.46%	(3.70)%	3.15%	1.58%	25.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.95%I	1.96%	1.98%	1.97%	2.00%	2.04%
Expenses net of fee waivers, if any	1.95%I	1.96%	1.98%	1.97%	2.00%	2.04%
Expenses net of all reductions	1.93%I	1.96%	1.98%	1.96%	2.00%	2.01%
Net investment income (loss)	(.14)%I	.07%	.17%	- %J	.60%C	.35%
Supplemental Data
Net assets, end of period (in millions)	$184	$211	$206	$251	$243	$264
Portfolio turnover rateK	37%	44%	31%	34%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.85	$19.73	$20.46	$19.91	$19.80	$15.90
Income from Investment Operations
Net investment income (loss)A	.11	.24	.24	.21	.33B	.24
Net realized and unrealized gain (loss)	.08	4.18	(.78)	.63	.18	3.98
Total from investment operations	.19	4.42	(.54)	.84	.51	4.22
Distributions from net investment income	(.24)	(.25)	(.19)	(.26)	(.23)	(.26)
Distributions from net realized gain	(.07)	(.05)	–	(.02)	(.17)	(.06)
Total distributions	(.31)	(.30)	(.19)	(.29)C	(.40)	(.32)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$23.73	$23.85	$19.73	$20.46	$19.91	$19.80
Total ReturnE,F	.79%	22.75%	(2.69)%	4.24%	2.60%	27.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.93%	.94%	.94%	.97%	.99%
Expenses net of fee waivers, if any	.92%I	.93%	.94%	.94%	.97%	.99%
Expenses net of all reductions	.91%I	.92%	.94%	.94%	.97%	.97%
Net investment income (loss)	.89%I	1.10%	1.21%	1.03%	1.63%B	1.39%
Supplemental Data
Net assets, end of period (in millions)	$918	$953	$757	$747	$648	$636
Portfolio turnover rateJ	37%	44%	31%	34%	40%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.022 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified International Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$23.85	$19.73	$20.46	$19.93	$19.81	$18.54
Income from Investment Operations
Net investment income (loss)B	.12	.27	.27	.24	.36C	.03
Net realized and unrealized gain (loss)	.09	4.18	(.78)	.61	.19	1.24
Total from investment operations	.21	4.45	(.51)	.85	.55	1.27
Distributions from net investment income	(.28)	(.28)	(.22)	(.30)	(.26)	–
Distributions from net realized gain	(.07)	(.05)	–	(.02)	(.17)	–
Total distributions	(.35)	(.33)	(.22)	(.32)	(.43)	–
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–
Net asset value, end of period	$23.71	$23.85	$19.73	$20.46	$19.93	$19.81
Total ReturnE,F	.88%	22.94%	(2.54)%	4.34%	2.81%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.79%	.79%	.81%	.83%I
Expenses net of fee waivers, if any	.78%I	.78%	.79%	.79%	.81%	.83%I
Expenses net of all reductions	.76%I	.78%	.79%	.78%	.81%	.80%I
Net investment income (loss)	1.03%I	1.25%	1.36%	1.18%	1.79%C	.77%I
Supplemental Data
Net assets, end of period (in millions)	$317	$286	$93	$83	$24	$–
Portfolio turnover rateJ	37%	44%	31%	34%	40%	50%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$519,901
Gross unrealized depreciation	(70,504)
Net unrealized appreciation (depreciation)	$449,397
Tax cost	$1,741,172

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $410,877 and $497,927, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares . Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$723	$19
Class M	.25%	.25%	551	10
Class C	.75%	.25%	1,015	54
			$2,289	$83

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$46
Class M	14
Class C(a)	4
$64

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$598.21
Class M	246.22
Class C	218.21
Class I	903.19
Class Z	71.05
	$2,036

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $274, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $162 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five hundred dollars.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$3,940	$5,441
Class M	855	1,459
Class C	–	337
Class I	9,445	9,585
Class Z	3,382	1,324
Total	$17,622	$18,146
From net realized gain
Class A	$1,713	$1,338
Class M	665	524
Class C	401	500
Class I	2,789	1,771
Class Z	855	218
Total	$6,423	$4,351

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,782	3,317	$42,489	$69,149
Reinvestment of distributions	235	342	5,469	6,436
Shares redeemed	(2,525)	(8,598)	(59,887)	(175,117)
Net increase (decrease)	(508)	(4,939)	$(11,929)	$(99,532)
Class M
Shares sold	368	809	$8,695	$16,845
Reinvestment of distributions	64	102	1,487	1,912
Shares redeemed	(922)	(2,936)	(21,869)	(59,831)
Net increase (decrease)	(490)	(2,025)	$(11,687)	$(41,074)
Class C
Shares sold	306	706	$6,977	$14,348
Reinvestment of distributions	16	40	361	720
Shares redeemed	(1,542)	(2,474)	(35,357)	(49,015)
Net increase (decrease)	(1,220)	(1,728)	$(28,019)	$(33,947)
Class I
Shares sold	3,702	13,526	$89,126	$282,118
Reinvestment of distributions	434	479	10,246	9,168
Shares redeemed	(5,407)	(12,447)	(129,427)	(259,183)
Net increase (decrease)	(1,271)	1,558	$(30,055)	$32,103
Class Z
Shares sold	3,296	9,293	$79,683	$197,380
Reinvestment of distributions	164	81	3,858	1,541
Shares redeemed	(2,083)	(2,078)	(50,911)	(44,298)
Net increase (decrease)	1,377	7,296	$32,630	$154,623

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.19%
Actual		$1,000.00	$1,006.90	$5.92
Hypothetical-C		$1,000.00	$1,018.89	$5.96
Class M	1.46%
Actual		$1,000.00	$1,005.20	$7.26
Hypothetical-C		$1,000.00	$1,017.55	$7.30
Class C	1.95%
Actual		$1,000.00	$1,002.80	$9.68
Hypothetical-C		$1,000.00	$1,015.12	$9.74
Class I	.92%
Actual		$1,000.00	$1,007.90	$4.58
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class Z	.78%
Actual		$1,000.00	$1,008.80	$3.88
Hypothetical-C		$1,000.00	$1,020.93	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADIF-SANN-0618
1.720067.119

Fidelity Advisor® Emerging Asia Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd.	7.3
Alibaba Group Holding Ltd. sponsored ADR	5.5
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
AIA Group Ltd.	3.4
Samsung Electronics Co. Ltd.	2.6
China Construction Bank Corp. (H Shares)	2.4
Reliance Industries Ltd.	2.3
Housing Development Finance Corp. Ltd.	2.0
SK Hynix, Inc.	1.7
PT Bank Central Asia Tbk	1.6
34.1

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	28.5
Financials	21.9
Consumer Discretionary	10.1
Industrials	7.5
Utilities	5.6

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.8%
Blue Sky Alternative Investments Ltd.	282,448	$651,005
Netwealth Group Ltd.	273,526	1,473,068
SpeedCast International Ltd.	349,909	1,554,129
Woodside Petroleum Ltd.	79,444	1,925,207

TOTAL AUSTRALIA		5,603,409

Bermuda - 4.4%
Cheung Kong Infrastructure Holdings Ltd.	351,000	2,770,236
China Resource Gas Group Ltd.	924,000	3,398,109
Hongkong Land Holdings Ltd.	490,000	3,541,348
Man Wah Holdings Ltd.	1,457,200	1,077,715
Tai Cheung Holdings Ltd.	1,105,000	1,217,111
Vtech Holdings Ltd.	168,100	2,046,831

TOTAL BERMUDA		14,051,350

Cayman Islands - 19.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,600	17,782,584
Geely Automobile Holdings Ltd.	795,000	2,090,875
International Housewares Retail Co. Ltd.	2,913,900	588,780
JD.com, Inc. sponsored ADR (a)	105,200	3,840,852
NetEase, Inc. ADR	13,800	3,547,566
Shenzhou International Group Holdings Ltd.	346,000	3,777,018
Silergy Corp.	86,000	1,795,251
SITC International Holdings Co. Ltd.	2,015,000	2,146,874
Tencent Holdings Ltd.	477,200	23,460,549
Value Partners Group Ltd.	2,070,000	1,958,024
Xinyi Glass Holdings Ltd.	1,106,000	1,589,985

TOTAL CAYMAN ISLANDS		62,578,358

China - 16.5%
China Construction Bank Corp. (H Shares)	7,413,000	7,766,297
China Pacific Insurance (Group) Co. Ltd. (H Shares)	515,600	2,275,177
Gree Electric Appliances, Inc. of Zhuhai Class A	535,400	3,713,219
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	546,948	3,312,800
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	276,464	3,623,751
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	193,610	3,411,476
Kweichow Moutai Co. Ltd. (A Shares)	46,383	4,829,817
PICC Property & Casualty Co. Ltd. (H Shares)	1,107,060	1,981,825
Qingdao Port International Co. Ltd. (b)	3,522,000	2,893,574
Shanghai International Airport Co. Ltd. (A Shares)	439,500	3,451,896
Shenzhen Expressway Co. (H Shares)	2,228,000	2,260,900
Shenzhen Inovance Technology Co. Ltd. Class A	477,397	2,470,451
Suofeiya Home Collection Co. Ltd. Class A	348,900	1,768,399
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	818,698	3,703,592
Yunnan Baiyao Group Co. Ltd.	252,768	3,774,730
Zhengzhou Yutong Bus Co. Ltd.	534,160	1,725,683

TOTAL CHINA		52,963,587

Hong Kong - 9.1%
AIA Group Ltd.	1,213,800	10,847,973
China Resources Beer Holdings Co. Ltd.	762,000	3,281,879
CSPC Pharmaceutical Group Ltd.	2,044,000	5,206,188
Dah Sing Banking Group Ltd.	1,062,000	2,521,897
Power Assets Holdings Ltd.	316,000	2,351,307
Sino Land Ltd.	1,142,000	1,971,293
Techtronic Industries Co. Ltd.	515,500	3,019,898

TOTAL HONG KONG		29,200,435

India - 15.9%
Adani Ports & Special Economic Zone Ltd.	283,825	1,736,182
Amara Raja Batteries Ltd.	125,362	1,619,641
Axis Bank Ltd.	410,730	3,184,167
Bajaj Corp. Ltd.	130,804	940,612
Bandhan Bank Ltd. (b)	5,672	43,577
Bharti Infratel Ltd.	318,481	1,498,901
CCL Products (India) Ltd.	372,079	1,749,959
Future Retail Ltd.	262,177	2,368,928
Gujarat Gas Ltd.	100,016	1,328,646
Havells India Ltd.	133,026	1,091,020
HDFC Bank Ltd.	155,627	4,690,569
Housing Development Finance Corp. Ltd.	220,606	6,241,611
Indian Oil Corp. Ltd.	546,966	1,329,754
Indraprastha Gas Ltd.	749,918	3,234,305
Oberoi Realty Ltd.	215,281	1,773,666
Petronet LNG Ltd.	860,317	2,929,118
Power Grid Corp. of India Ltd.	1,578,758	4,926,868
Reliance Industries Ltd.	510,296	7,367,858
UPL Ltd.	179,811	1,968,669
Vakrangee Ltd.	282,973	424,161
VST Industries Ltd.	14,284	656,284

TOTAL INDIA		51,104,496

Indonesia - 2.8%
PT Bank Central Asia Tbk	3,296,400	5,212,541
PT Bank Rakyat Indonesia Tbk	16,456,000	3,794,235

TOTAL INDONESIA		9,006,776

Israel - 0.2%
Sarine Technologies Ltd.	803,000	632,124
Japan - 2.3%
Disco Corp.	6,000	1,058,178
Nissan Chemical Industries Co. Ltd.	49,100	2,189,558
SMC Corp.	4,600	1,755,507
SoftBank Corp.	32,600	2,490,924

TOTAL JAPAN		7,494,167

Korea (South) - 8.7%
Coway Co. Ltd.	33,963	2,774,949
Cuckoo Holdings Co. Ltd.	15,481	1,720,232
Hyundai Fire & Marine Insurance Co. Ltd.	46,264	1,652,401
Kakao M Corp.	28,872	2,412,908
KB Financial Group, Inc.	49,997	2,832,958
LG Chemical Ltd.	7,413	2,491,939
Samsung Electronics Co. Ltd.	3,369	8,348,382
SK Hynix, Inc.	70,654	5,574,866

TOTAL KOREA (SOUTH)		27,808,635

Malaysia - 0.3%
Bursa Malaysia Bhd	514,800	944,966
Multi-National - 1.6%
HKT Trust/HKT Ltd. unit	3,791,500	4,988,423
Philippines - 1.7%
Ayala Land, Inc.	3,716,500	2,924,859
Bank of the Philippine Islands (BPI)	1,213,396	2,459,713

TOTAL PHILIPPINES		5,384,572

Singapore - 0.6%
Wing Tai Holdings Ltd.	1,269,600	1,945,244
Taiwan - 9.0%
E.SUN Financial Holdings Co. Ltd.	4,691,513	3,311,746
Micro-Star International Co. Ltd.	477,000	1,487,106
Nien Made Enterprise Co. Ltd.	171,000	1,516,225
Taiwan Semiconductor Manufacturing Co. Ltd.	2,241,393	17,043,216
United Microelectronics Corp.	5,633,000	3,032,340
Voltronic Power Technology Corp.	136,000	2,415,981

TOTAL TAIWAN		28,806,614

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	482,100	3,071,207
Kasikornbank PCL (For. Reg.)	478,800	3,034,667
Thai Beverage PCL	3,530,100	2,269,455

TOTAL THAILAND		8,375,329

TOTAL COMMON STOCKS
(Cost $217,942,974)		310,888,485

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $3,001,197)	1,680	3,316,320

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $10,180,007)	10,177,972	10,180,007
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $231,124,178)		324,384,812
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,916,537)
NET ASSETS - 100%		$320,468,275

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,937,151 or 0.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,350
Fidelity Securities Lending Cash Central Fund	314
Total	$67,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$32,259,983	$10,748,941	$21,511,042	$--
Consumer Staples	17,139,482	--	17,139,482	--
Energy	13,551,937	--	13,551,937	--
Financials	69,949,624	1,652,401	68,297,223	--
Health Care	16,308,261	--	16,308,261	--
Industrials	24,199,833	1,755,507	22,444,326	--
Information Technology	92,230,150	39,627,896	52,602,254	--
Materials	6,650,166	4,681,497	1,968,669	--
Real Estate	13,373,521	--	13,373,521	--
Telecommunication Services	10,532,377	--	10,532,377	--
Utilities	18,009,471	--	18,009,471	--
Money Market Funds	10,180,007	10,180,007	--	--
Total Investments in Securities:	$324,384,812	$68,646,249	$255,738,563	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$168,533,385
Level 2 to Level 1	$5,186,214

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $220,944,171)	$314,204,805
Fidelity Central Funds (cost $10,180,007)	10,180,007
Total Investment in Securities (cost $231,124,178)		$324,384,812
Cash		47,884
Foreign currency held at value (cost $35,252)		35,252
Receivable for investments sold		2,393,039
Receivable for fund shares sold		116,196
Dividends receivable		285,662
Distributions receivable from Fidelity Central Funds		16,242
Prepaid expenses		141
Other receivables		114,677
Total assets		327,393,905
Liabilities
Payable for investments purchased	$5,709,657
Payable for fund shares redeemed	294,150
Accrued management fee	186,699
Distribution and service plan fees payable	100,975
Other affiliated payables	72,564
Other payables and accrued expenses	561,585
Total liabilities		6,925,630
Net Assets		$320,468,275
Net Assets consist of:
Paid in capital		$219,008,076
Accumulated net investment loss		(313,478)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,041,615
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,732,062
Net Assets		$320,468,275
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($135,122,946 ÷ 3,382,361 shares)		$39.95
Maximum offering price per share (100/94.25 of $39.95)		$42.39
Class M:
Net Asset Value and redemption price per share ($44,211,113 ÷ 1,139,792 shares)		$38.79
Maximum offering price per share (100/96.50 of $38.79)		$40.20
Class C:
Net Asset Value and offering price per share ($63,737,816 ÷ 1,757,306 shares)(a)		$36.27
Class I:
Net Asset Value, offering price and redemption price per share ($77,396,400 ÷ 1,879,873 shares)		$41.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$2,133,250
Income from Fidelity Central Funds		67,664
Income before foreign taxes withheld		2,200,914
Less foreign taxes withheld		(161,432)
Total income		2,039,482
Expenses
Management fee	$1,137,485
Transfer agent fees	350,863
Distribution and service plan fees	619,947
Accounting and security lending fees	85,315
Custodian fees and expenses	81,937
Independent trustees' fees and expenses	640
Registration fees	57,717
Audit	43,384
Legal	553
Miscellaneous	969
Total expenses before reductions	2,378,810
Expense reductions	(25,151)	2,353,659
Net investment income (loss)		(314,177)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,781,901
Fidelity Central Funds	3
Foreign currency transactions	(77,284)
Total net realized gain (loss)		14,704,620
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $414,380)	(13,875,277)
Assets and liabilities in foreign currencies	(5,463)
Total change in net unrealized appreciation (depreciation)		(13,880,740)
Net gain (loss)		823,880
Net increase (decrease) in net assets resulting from operations		$509,703

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(314,177)	$1,672,421
Net realized gain (loss)	14,704,620	3,273,257
Change in net unrealized appreciation (depreciation)	(13,880,740)	68,519,125
Net increase (decrease) in net assets resulting from operations	509,703	73,464,803
Distributions to shareholders from net investment income	(1,565,492)	(1,607,959)
Distributions to shareholders from net realized gain	(103,959)	(514,572)
Total distributions	(1,669,451)	(2,122,531)
Share transactions - net increase (decrease)	12,057,669	2,563,469
Redemption fees	5,359	39,586
Total increase (decrease) in net assets	10,903,280	73,945,327
Net Assets
Beginning of period	309,564,995	235,619,668
End of period	$320,468,275	$309,564,995
Other Information
Undistributed net investment income end of period	$–	$1,566,191
Accumulated net investment loss end of period	$(313,478)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Asia Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.98	$30.26	$28.75	$32.05	$31.34	$28.87
Income from Investment Operations
Net investment income (loss)A	(.01)	.27	.29	.31	.30	.30
Net realized and unrealized gain (loss)	.21	9.75	1.67	(1.76)	2.00B	2.59
Total from investment operations	.20	10.02	1.96	(1.45)	2.30	2.89
Distributions from net investment income	(.22)	(.24)	(.22)	(.18)	(.26)	(.33)
Distributions from net realized gain	(.01)	(.07)	(.23)	(1.67)	(1.33)	(.09)
Total distributions	(.23)	(.31)	(.45)	(1.86)C	(1.59)	(.42)
Redemption fees added to paid in capitalA	–D	.01	–D	.01	–D	–D
Net asset value, end of period	$39.95	$39.98	$30.26	$28.75	$32.05	$31.34
Total ReturnE,F,G	.50%	33.54%	6.95%	(4.78)%	7.70%B	10.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.33%J	1.38%	1.42%	1.37%	1.42%	1.41%
Expenses net of fee waivers, if any	1.32%J	1.37%	1.42%	1.37%	1.42%	1.41%
Expenses net of all reductions	1.31%J	1.36%	1.42%	1.36%	1.42%	1.38%
Net investment income (loss)	(.07)%J	.80%	1.03%	1.00%	.96%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$135,123	$137,165	$119,449	$125,528	$145,184	$155,104
Portfolio turnover rateK	32%J	43%	75%	70%	91%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 8.29%.

 C Total distributions of $1.86 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.80	$29.39	$27.93	$31.17	$30.53	$28.13
Income from Investment Operations
Net investment income (loss)A	(.07)	.16	.20	.21	.20	.20
Net realized and unrealized gain (loss)	.20	9.49	1.62	(1.71)	1.94B	2.54
Total from investment operations	.13	9.65	1.82	(1.50)	2.14	2.74
Distributions from net investment income	(.13)	(.18)	(.13)	(.08)	(.17)	(.25)
Distributions from net realized gain	(.01)	(.07)	(.23)	(1.67)	(1.33)	(.09)
Total distributions	(.14)	(.25)	(.36)	(1.75)	(1.50)	(.34)
Redemption fees added to paid in capitalA	–C	.01	–C	.01	–C	–C
Net asset value, end of period	$38.79	$38.80	$29.39	$27.93	$31.17	$30.53
Total ReturnD,E,F	.34%	33.16%	6.62%	(5.05)%	7.34%B	9.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.68%	1.72%	1.68%	1.73%	1.70%
Expenses net of fee waivers, if any	1.61%I	1.68%	1.72%	1.68%	1.73%	1.70%
Expenses net of all reductions	1.60%I	1.66%	1.72%	1.67%	1.73%	1.67%
Net investment income (loss)	(.36)%I	.50%	.72%	.69%	.66%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$44,211	$44,730	$35,791	$37,720	$44,563	$47,620
Portfolio turnover rateJ	32%I	43%	75%	70%	91%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.18. Excluding this amount, the total return would have been 7.93%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.29	$27.52	$26.17	$29.30	$28.78	$26.53
Income from Investment Operations
Net investment income (loss)A	(.15)	.02	.07	.07	.06	.07
Net realized and unrealized gain (loss)	.20	8.89	1.52	(1.59)	1.82B	2.39
Total from investment operations	.05	8.91	1.59	(1.52)	1.88	2.46
Distributions from net investment income	(.05)	(.08)	(.01)	–	(.03)	(.12)
Distributions from net realized gain	(.01)	(.07)	(.23)	(1.62)	(1.33)	(.09)
Total distributions	(.07)C	(.14)D	(.24)	(1.62)	(1.36)	(.21)
Redemption fees added to paid in capitalA	–E	–E	–E	.01	–E	–E
Net asset value, end of period	$36.27	$36.29	$27.52	$26.17	$29.30	$28.78
Total ReturnF,G,H	.13%	32.58%	6.14%	(5.46)%	6.85%B	9.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.06%K	2.11%	2.16%	2.11%	2.17%	2.16%
Expenses net of fee waivers, if any	2.06%K	2.11%	2.16%	2.11%	2.17%	2.16%
Expenses net of all reductions	2.04%K	2.09%	2.16%	2.10%	2.17%	2.12%
Net investment income (loss)	(.80)%K	.07%	.29%	.26%	.22%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$63,738	$60,852	$43,016	$51,651	$57,226	$61,824
Portfolio turnover rateL	32%K	43%	75%	70%	91%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.17. Excluding this amount, the total return would have been 7.44%.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.013 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.067 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Asia Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.27	$31.19	$29.63	$33.00	$32.24	$29.67
Income from Investment Operations
Net investment income (loss)A	.05	.38	.39	.41	.40	.40
Net realized and unrealized gain (loss)	.21	10.06	1.72	(1.81)	2.04B	2.68
Total from investment operations	.26	10.44	2.11	(1.40)	2.44	3.08
Distributions from net investment income	(.34)	(.31)	(.32)	(.31)	(.35)	(.41)
Distributions from net realized gain	(.01)	(.07)	(.23)	(1.67)	(1.33)	(.09)
Total distributions	(.36)C	(.37)D	(.55)	(1.98)	(1.68)	(.51)E
Redemption fees added to paid in capitalA	–F	.01	–F	.01	–F	–F
Net asset value, end of period	$41.17	$41.27	$31.19	$29.63	$33.00	$32.24
Total ReturnG,H	.62%	33.97%	7.27%	(4.47)%	7.98%B	10.47%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.08%	1.11%	1.07%	1.12%	1.11%
Expenses net of fee waivers, if any	1.04%K	1.07%	1.11%	1.07%	1.12%	1.11%
Expenses net of all reductions	1.02%K	1.06%	1.11%	1.06%	1.12%	1.08%
Net investment income (loss)	.22%K	1.10%	1.34%	1.30%	1.26%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$77,396	$66,818	$37,364	$51,569	$48,693	$36,310
Portfolio turnover rateL	32%K	43%	75%	70%	91%	95%

 A Calculated based on average shares outstanding during the period.

 B In 2014, a change to the Indian tax rules invalidated a prior ruling that had exempted the Fund from taxes on realized gains. As a result, the fund recorded a tax liability which resulted in a decrease to realized and unrealized gain (loss) per share of $.19. Excluding this amount, the total return would have been 8.57%.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $.067 per share.

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,310,326
Gross unrealized depreciation	(9,118,901)
Net unrealized appreciation (depreciation)	$93,191,425
Tax cost	$231,193,387

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,337,125)
Total capital loss carryforward	$(5,337,125)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,239,719 and $51,157,976, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$176,246	$7,524
Class M	.25%	.25%	115,852	2,554
Class C	.75%	.25%	327,849	39,326
			$619,947	$49,404

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18,835
Class M	4,351
Class C(a)	1,458
$24,644

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$155,056.22
Class M	59,247.26
Class C	66,506.20
Class I	70,054.18
	$350,863

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $462 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $314. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,478 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $87.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,586.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$737,960	$945,543
Class M	149,089	215,347
Class C	92,434	115,038
Class I	586,009	332,031
Total	$1,565,492	$1,607,959
From net realized gain
Class A	$44,409	$259,636
Class M	15,026	81,058
Class C	22,249	101,415
Class I	22,275	72,463
Total	$103,959	$514,572

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	209,336	351,068	$8,719,130	$11,902,064
Reinvestment of distributions	18,295	37,540	726,143	1,091,284
Shares redeemed	(276,138)	(905,334)	(11,400,088)	(29,487,490)
Net increase (decrease)	(48,507)	(516,726)	$(1,954,815)	$(16,494,142)
Class M
Shares sold	76,413	140,369	$3,066,949	$4,595,147
Reinvestment of distributions	4,228	10,290	163,108	291,111
Shares redeemed	(93,766)	(215,506)	(3,740,526)	(6,775,073)
Net increase (decrease)	(13,125)	(64,847)	$(510,469)	$(1,888,815)
Class C
Shares sold	219,298	459,427	$8,299,462	$14,705,301
Reinvestment of distributions	2,994	7,217	108,193	191,693
Shares redeemed	(141,692)	(352,850)	(5,337,913)	(10,437,224)
Net increase (decrease)	80,600	113,794	$3,069,742	$4,459,770
Class I
Shares sold	606,132	941,763	$25,904,052	$33,526,040
Reinvestment of distributions	13,464	11,258	550,139	336,943
Shares redeemed	(358,927)	(531,849)	(15,000,980)	(17,376,327)
Net increase (decrease)	260,669	421,172	$11,453,211	$16,486,656

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.32%
Actual		$1,000.00	$1,005.00	$6.56
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.61%
Actual		$1,000.00	$1,003.40	$8.00
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.06%
Actual		$1,000.00	$1,001.30	$10.22
Hypothetical-C		$1,000.00	$1,014.58	$10.29
Class I	1.04%
Actual		$1,000.00	$1,006.20	$5.17
Hypothetical-C		$1,000.00	$1,019.64	$5.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEA-SANN-0618
1.703637.120

Fidelity Advisor® Emerging Markets Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	5.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.1
Naspers Ltd. Class N (South Africa, Media)	2.5
22.6

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Information Technology	28.3
Financials	22.1
Consumer Discretionary	15.5
Industrials	8.9
Consumer Staples	7.2

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	14.7
India	12.0
Brazil	9.3
United States of America	8.3
China	8.0

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR	38,700	$3,750,804
Telecom Argentina SA Class B sponsored ADR	122,959	3,693,688

TOTAL ARGENTINA		7,444,492

Australia - 0.5%
Amcor Ltd.	337,673	3,479,712
Belgium - 0.5%
Umicore SA	71,727	4,006,927
Bermuda - 0.8%
Credicorp Ltd. (United States)	25,514	5,931,750
Brazil - 6.0%
BM&F BOVESPA SA	826,800	5,971,124
BTG Pactual Participations Ltd. unit	572,900	3,659,940
CVC Brasil Operadora e Agencia de Viagens SA	254,600	4,214,505
Equatorial Energia SA	213,200	4,330,092
Hapvida Participacoes e Investimentos SA	476,500	3,760,911
IRB Brasil Resseguros SA	311,300	4,203,154
Itausa-Investimentos Itau SA (a)	37,496	144,495
Localiza Rent A Car SA	523,600	4,168,533
Lojas Renner SA	483,000	4,496,069
Notre Dame Intermedica Participacoes SA	687,700	4,004,647
Suzano Papel e Celulose SA	436,700	5,118,435

TOTAL BRAZIL		44,071,905

Cayman Islands - 14.7%
58.com, Inc. ADR (a)	65,300	5,706,567
Alibaba Group Holding Ltd. sponsored ADR (a)	184,800	32,994,192
JD.com, Inc. sponsored ADR (a)	198,000	7,228,980
Melco Crown Entertainment Ltd. sponsored ADR	138,800	4,331,948
New Oriental Education & Technology Group, Inc. sponsored ADR	61,000	5,480,240
Sands China Ltd.	716,000	4,138,037
Shenzhou International Group Holdings Ltd.	506,000	5,523,615
Tencent Holdings Ltd.	886,100	43,563,273

TOTAL CAYMAN ISLANDS		108,966,852

Chile - 0.6%
Banco Santander Chile sponsored ADR	136,600	4,511,898
China - 8.0%
China International Travel Service Corp. Ltd. (A Shares)	462,111	3,777,860
China Merchants Bank Co. Ltd. (H Shares)	1,437,000	6,265,895
Dong E-E-Jiao Co. Ltd. Class A	388,760	3,617,975
Gree Electric Appliances, Inc. of Zhuhai Class A	517,949	3,592,190
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	608,267	3,684,201
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	925,561	3,832,215
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	228,500	4,026,251
Kweichow Moutai Co. Ltd. (A Shares)	34,775	3,621,087
Midea Group Co. Ltd. Class A	476,632	3,875,281
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,100,500	10,753,425
Shanghai International Airport Co. Ltd. (A Shares)	530,806	4,169,027
Shenzhen Inovance Technology Co. Ltd. Class A	843,357	4,364,233
Yunnan Baiyao Group Co. Ltd.	266,352	3,977,588

TOTAL CHINA		59,557,228

France - 2.3%
Kering SA	7,200	4,169,988
LVMH Moet Hennessy - Louis Vuitton SA (b)	12,749	4,436,807
Pernod Ricard SA	24,300	4,036,361
Rubis	55,100	4,291,750

TOTAL FRANCE		16,934,906

Germany - 1.2%
adidas AG	16,627	4,094,060
Wirecard AG	33,900	4,630,047

TOTAL GERMANY		8,724,107

Hong Kong - 2.4%
AIA Group Ltd.	505,200	4,515,073
CSPC Pharmaceutical Group Ltd.	2,172,000	5,532,212
Galaxy Entertainment Group Ltd.	472,000	4,131,242
Techtronic Industries Co. Ltd.	663,000	3,883,981

TOTAL HONG KONG		18,062,508

Hungary - 0.7%
OTP Bank PLC	119,900	5,238,367
India - 12.0%
Adani Ports & Special Economic Zone Ltd.	811,462	4,963,784
Asian Paints Ltd.	262,476	4,736,336
Eicher Motors Ltd.	10,156	4,745,151
Godrej Consumer Products Ltd.	268,176	4,493,878
HDFC Bank Ltd.	131,764	3,971,342
Hero Motocorp Ltd.	80,866	4,529,898
Housing Development Finance Corp. Ltd.	350,519	9,917,242
Indraprastha Gas Ltd. (a)	875,153	3,774,429
IndusInd Bank Ltd.	154,931	4,407,153
Kotak Mahindra Bank Ltd. (a)	243,662	4,430,724
Larsen & Toubro Ltd.	266,491	5,602,087
LIC Housing Finance Ltd.	508,808	4,165,744
Maruti Suzuki India Ltd.	44,565	5,891,622
Motherson Sumi Systems Ltd.	841,151	4,456,663
PC Jeweller Ltd.	91,722	198,577
Pidilite Industries Ltd. (a)	250,307	4,081,897
Reliance Industries Ltd.	681,243	9,836,059
Ultratech Cemco Ltd.	71,060	4,381,067

TOTAL INDIA		88,583,653

Indonesia - 1.5%
PT Bank Central Asia Tbk	3,663,300	5,792,713
PT Bank Rakyat Indonesia Tbk	24,300,000	5,602,814

TOTAL INDONESIA		11,395,527

Ireland - 0.5%
Accenture PLC Class A	26,200	3,961,440
Israel - 0.5%
Frutarom Industries Ltd.	40,776	3,914,505
Japan - 1.7%
Daikin Industries Ltd.	34,800	4,076,235
Keyence Corp.	7,000	4,288,236
Misumi Group, Inc.	141,700	3,927,470

TOTAL JAPAN		12,291,941

Kenya - 0.5%
Safaricom Ltd.	14,037,900	3,953,845
Korea (South) - 7.4%
LG Chemical Ltd.	18,257	6,137,237
LG Household & Health Care Ltd.	5,043	6,451,348
Samsung Electronics Co. Ltd.	17,120	42,423,360

TOTAL KOREA (SOUTH)		55,011,945

Mexico - 3.5%
Embotelladoras Arca S.A.B. de CV	610,500	4,219,496
Fomento Economico Mexicano S.A.B. de CV unit	655,600	6,337,239
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	439,621	4,572,968
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	250,775	4,509,835
Grupo Mexico SA de CV Series B	1,216,700	4,044,596
Wal-Mart de Mexico SA de CV Series V	850,600	2,363,681

TOTAL MEXICO		26,047,815

Netherlands - 1.0%
ASML Holding NV (Netherlands)	19,900	3,784,920
Yandex NV Series A (a)	117,100	3,906,456

TOTAL NETHERLANDS		7,691,376

Philippines - 2.5%
Ayala Corp.	243,880	4,543,350
Ayala Land, Inc.	5,917,900	4,657,345
SM Investments Corp.	264,769	4,795,146
SM Prime Holdings, Inc.	7,109,300	4,692,245

TOTAL PHILIPPINES		18,688,086

Russia - 1.3%
Sberbank of Russia	2,618,570	9,333,880
South Africa - 5.9%
Capitec Bank Holdings Ltd.	63,200	4,499,462
Discovery Ltd.	313,362	4,350,990
FirstRand Ltd.	1,193,000	6,389,144
Mondi Ltd.	153,820	4,487,676
Naspers Ltd. Class N	76,600	18,661,258
Sanlam Ltd.	778,700	4,919,064

TOTAL SOUTH AFRICA		43,307,594

Spain - 0.5%
Amadeus IT Holding SA Class A	54,600	4,002,252
Switzerland - 0.5%
Sika AG	510	3,720,787
Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,980,000	30,263,322
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	2,449,500	5,509,839
C.P. ALL PCL (For. Reg.)	2,185,800	6,012,043

TOTAL THAILAND		11,521,882

Turkey - 1.6%
Tofas Turk Otomobil Fabrikasi A/S	540,669	3,330,184
Tupras Turkiye Petrol Rafinerileri A/S	159,803	4,071,690
Turkcell Iletisim Hizmet A/S	1,250,000	4,295,808

TOTAL TURKEY		11,697,682

United Arab Emirates - 0.6%
DP World Ltd.	195,658	4,353,391
United Kingdom - 1.1%
NMC Health PLC	82,700	4,062,278
Prudential PLC	153,158	3,938,314

TOTAL UNITED KINGDOM		8,000,592

United States of America - 8.3%
A.O. Smith Corp.	63,200	3,877,320
Alphabet, Inc. Class A (a)	3,700	3,768,746
Amphenol Corp. Class A	45,111	3,776,242
Facebook, Inc. Class A (a)	23,400	4,024,800
Hilton Worldwide Holdings, Inc.	46,400	3,658,176
MasterCard, Inc. Class A	23,400	4,171,518
Mettler-Toledo International, Inc. (a)	7,000	3,919,510
Moody's Corp.	25,100	4,071,220
MSCI, Inc.	27,700	4,150,291
NVIDIA Corp.	17,400	3,913,260
PayPal Holdings, Inc. (a)	50,400	3,760,344
S&P Global, Inc.	21,400	4,036,040
Sherwin-Williams Co.	10,100	3,713,366
Visa, Inc. Class A	33,400	4,237,792
Yum China Holdings, Inc.	148,300	6,341,308

TOTAL UNITED STATES OF AMERICA		61,419,933

TOTAL COMMON STOCKS
(Cost $547,059,201)		706,092,100

Nonconvertible Preferred Stocks - 3.3%
Brazil - 3.3%
Ambev SA sponsored ADR	1,198,100	7,931,422
Itau Unibanco Holding SA	717,220	10,443,421
Itausa-Investimentos Itau SA (PN)	1,539,700	5,981,764

TOTAL BRAZIL

(Cost $20,285,016)		24,356,607

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.74% (c)	8,599,391	8,601,111
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	36,589	36,592
TOTAL MONEY MARKET FUNDS
(Cost $8,637,703)		8,637,703
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $575,981,920)		739,086,410
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,901,665
NET ASSETS - 100%		$740,988,075

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$90,216
Fidelity Securities Lending Cash Central Fund	12,320
Total	$102,536

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$114,442,489	$47,345,458	$67,097,031	$--
Consumer Staples	53,325,021	31,339,547	21,985,474	--
Energy	13,907,749	4,071,690	9,836,059	--
Financials	163,651,508	65,855,179	97,796,329	--
Health Care	25,114,210	11,986,435	13,127,775	--
Industrials	63,635,019	29,485,752	34,149,267	--
Information Technology	210,860,968	133,350,172	77,510,796	--
Materials	51,822,541	30,655,853	21,166,688	--
Real Estate	9,349,590	--	9,349,590	--
Telecommunication Services	11,943,341	11,943,341	--	--
Utilities	12,396,271	8,621,842	3,774,429	--
Money Market Funds	8,637,703	8,637,703	--	--
Total Investments in Securities:	$739,086,410	$383,292,972	$355,793,438	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$178,120,703
Level 2 to Level 1	$3,211,645

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,953) — See accompanying schedule: Unaffiliated issuers (cost $567,344,217)	$730,448,707
Fidelity Central Funds (cost $8,637,703)	8,637,703
Total Investment in Securities (cost $575,981,920)		$739,086,410
Foreign currency held at value (cost $959,391)		964,029
Receivable for investments sold		8,503,626
Receivable for fund shares sold		3,154,952
Dividends receivable		1,550,138
Distributions receivable from Fidelity Central Funds		26,670
Prepaid expenses		291
Other receivables		106,941
Total assets		753,393,057
Liabilities
Payable for investments purchased	$3,131,000
Payable for fund shares redeemed	7,518,740
Accrued management fee	487,777
Distribution and service plan fees payable	112,545
Other affiliated payables	158,527
Other payables and accrued expenses	960,255
Collateral on securities loaned	36,138
Total liabilities		12,404,982
Net Assets		$740,988,075
Net Assets consist of:
Paid in capital		$568,066,150
Undistributed net investment income		1,086,491
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,539,558
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,295,876
Net Assets		$740,988,075
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($162,832,738 ÷ 5,474,711 shares)		$29.74
Maximum offering price per share (100/94.25 of $29.74)		$31.55
Class M:
Net Asset Value and redemption price per share ($55,032,247 ÷ 1,865,453 shares)		$29.50
Maximum offering price per share (100/96.50 of $29.50)		$30.57
Class C:
Net Asset Value and offering price per share ($66,182,424 ÷ 2,340,786 shares)(a)		$28.27
Class I:
Net Asset Value, offering price and redemption price per share ($414,575,483 ÷ 13,867,843 shares)		$29.89
Class Z:
Net Asset Value, offering price and redemption price per share ($42,365,183 ÷ 1,418,175 shares)		$29.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$6,111,340
Interest		21
Income from Fidelity Central Funds		102,536
Income before foreign taxes withheld		6,213,897
Less foreign taxes withheld		(573,251)
Total income		5,640,646
Expenses
Management fee	$2,778,739
Transfer agent fees	744,687
Distribution and service plan fees	670,256
Accounting and security lending fees	171,718
Custodian fees and expenses	209,017
Independent trustees' fees and expenses	1,337
Registration fees	76,635
Audit	31,795
Legal	2,108
Interest	1,317
Miscellaneous	2,007
Total expenses before reductions	4,689,616
Expense reductions	(138,177)	4,551,439
Net investment income (loss)		1,089,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,239,014
Fidelity Central Funds	922
Foreign currency transactions	(62,890)
Total net realized gain (loss)		10,177,046
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $280,663)	5,617,586
Assets and liabilities in foreign currencies	(3,513)
Total change in net unrealized appreciation (depreciation)		5,614,073
Net gain (loss)		15,791,119
Net increase (decrease) in net assets resulting from operations		$16,880,326

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,089,207	$2,259,653
Net realized gain (loss)	10,177,046	35,265,386
Change in net unrealized appreciation (depreciation)	5,614,073	100,164,775
Net increase (decrease) in net assets resulting from operations	16,880,326	137,689,814
Distributions to shareholders from net investment income	(1,901,686)	(1,034,337)
Distributions to shareholders from net realized gain	(610,238)	–
Total distributions	(2,511,924)	(1,034,337)
Share transactions - net increase (decrease)	118,391,464	16,614,636
Redemption fees	14,871	50,215
Total increase (decrease) in net assets	132,774,737	153,320,328
Net Assets
Beginning of period	608,213,338	454,893,010
End of period	$740,988,075	$608,213,338
Other Information
Undistributed net investment income end of period	$1,086,491	$1,898,970

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.86	$22.30	$20.73	$23.38	$22.62	$20.51
Income from Investment Operations
Net investment income (loss)A	.03	.08	.02	.06	.06	.08
Net realized and unrealized gain (loss)	.93	6.49	1.55	(2.66)	.76	2.23
Total from investment operations	.96	6.57	1.57	(2.60)	.82	2.31
Distributions from net investment income	(.05)	(.01)	–	(.02)	(.05)	(.20)
Distributions from net realized gain	(.03)	–	–	(.03)	(.01)	–
Total distributions	(.08)	(.01)	–	(.05)	(.06)	(.20)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$29.74	$28.86	$22.30	$20.73	$23.38	$22.62
Total ReturnC,D,E	3.35%	29.46%	7.57%	(11.13)%	3.65%	11.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.47%	1.51%	1.52%	1.52%	1.56%
Expenses net of fee waivers, if any	1.43%H	1.47%	1.51%	1.52%	1.52%	1.55%
Expenses net of all reductions	1.39%H	1.46%	1.51%	1.50%	1.52%	1.50%
Net investment income (loss)	.21%H	.34%	.11%	.28%	.26%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$162,833	$142,129	$118,092	$112,931	$141,601	$146,378
Portfolio turnover rateI	89%H	86%	85%	110%	97%	121%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.61	$22.16	$20.65	$23.30	$22.55	$20.44
Income from Investment Operations
Net investment income (loss)A	(.01)	.02	(.03)	.01	–B	.03
Net realized and unrealized gain (loss)	.92	6.43	1.54	(2.66)	.76	2.22
Total from investment operations	.91	6.45	1.51	(2.65)	.76	2.25
Distributions from net investment income	–	–	–	–	–B	(.14)
Distributions from net realized gain	(.02)	–	–	–	(.01)	–
Total distributions	(.02)	–	–	–	(.01)	(.14)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$29.50	$28.61	$22.16	$20.65	$23.30	$22.55
Total ReturnC,D,E	3.19%	29.11%	7.31%	(11.37)%	3.39%	11.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.72%H	1.75%	1.77%	1.78%	1.78%	1.81%
Expenses net of fee waivers, if any	1.72%H	1.75%	1.77%	1.78%	1.78%	1.81%
Expenses net of all reductions	1.68%H	1.73%	1.77%	1.76%	1.78%	1.76%
Net investment income (loss)	(.08)%H	.06%	(.15)%	.02%	- %I	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$55,032	$53,572	$44,575	$43,365	$54,341	$55,797
Portfolio turnover rateJ	89%H	86%	85%	110%	97%	121%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.46	$21.37	$20.02	$22.70	$22.06	$20.00
Income from Investment Operations
Net investment income (loss)A	(.08)	(.10)	(.13)	(.10)	(.11)	(.08)
Net realized and unrealized gain (loss)	.89	6.19	1.48	(2.58)	.75	2.18
Total from investment operations	.81	6.09	1.35	(2.68)	.64	2.10
Distributions from net investment income	–	–	–	–	–	(.04)
Distributions from net realized gain	–	–	–	–	–	–
Total distributions	–	–	–	–	–	(.04)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$28.27	$27.46	$21.37	$20.02	$22.70	$22.06
Total ReturnC,D,E	2.95%	28.50%	6.74%	(11.81)%	2.90%	10.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.21%H	2.24%	2.26%	2.27%	2.27%	2.31%
Expenses net of fee waivers, if any	2.21%H	2.24%	2.26%	2.27%	2.27%	2.30%
Expenses net of all reductions	2.18%H	2.22%	2.26%	2.26%	2.27%	2.25%
Net investment income (loss)	(.57)%H	(.43)%	(.64)%	(.47)%	(.49)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$66,182	$57,599	$43,848	$46,595	$64,026	$62,532
Portfolio turnover rateI	89%H	86%	85%	110%	97%	121%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.03	$22.44	$20.83	$23.50	$22.73	$20.61
Income from Investment Operations
Net investment income (loss)A	.08	.17	.10	.14	.14	.15
Net realized and unrealized gain (loss)	.93	6.51	1.55	(2.67)	.76	2.25
Total from investment operations	1.01	6.68	1.65	(2.53)	.90	2.40
Distributions from net investment income	(.12)	(.09)	(.04)	(.11)	(.12)	(.28)
Distributions from net realized gain	(.03)	–	–	(.03)	(.01)	–
Total distributions	(.15)	(.09)	(.04)	(.14)	(.13)	(.28)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$29.89	$29.03	$22.44	$20.83	$23.50	$22.73
Total ReturnC,D	3.50%	29.94%	7.93%	(10.83)%	4.00%	11.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%G	1.13%	1.16%	1.17%	1.18%	1.23%
Expenses net of fee waivers, if any	1.12%G	1.13%	1.16%	1.17%	1.18%	1.22%
Expenses net of all reductions	1.08%G	1.11%	1.15%	1.16%	1.18%	1.18%
Net investment income (loss)	.53%G	.68%	.46%	.63%	.60%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$414,575	$340,526	$242,116	$209,270	$199,098	$150,576
Portfolio turnover rateH	89%G	86%	85%	110%	97%	121%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$29.02	$22.44	$20.83	$23.50	$22.73	$21.33
Income from Investment Operations
Net investment income (loss)B	.10	.21	.13	.17	.18	.03
Net realized and unrealized gain (loss)	.93	6.50	1.55	(2.66)	.76	1.37
Total from investment operations	1.03	6.71	1.68	(2.49)	.94	1.40
Distributions from net investment income	(.15)	(.13)	(.07)	(.14)	(.16)	–
Distributions from net realized gain	(.03)	–	–	(.03)	(.01)	–
Total distributions	(.18)	(.13)	(.07)	(.18)C	(.17)	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$29.87	$29.02	$22.44	$20.83	$23.50	$22.73
Total ReturnE,F	3.58%	30.13%	8.09%	(10.68)%	4.19%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.98%	1.01%	1.02%	1.02%	1.05%I
Expenses net of fee waivers, if any	.98%I	.98%	1.01%	1.02%	1.02%	1.05%I
Expenses net of all reductions	.94%I	.97%	1.00%	1.00%	1.02%	1.00%I
Net investment income (loss)	.67%I	.82%	.61%	.78%	.77%	.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$42,365	$14,387	$6,261	$6,114	$5,544	$107
Portfolio turnover rateJ	89%I	86%	85%	110%	97%	121%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.033 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$175,540,080
Gross unrealized depreciation	(14,394,791)
Net unrealized appreciation (depreciation)	$161,145,289
Tax cost	$577,941,121

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $424,102,708 and $305,030,947, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$199,703	$9,435
Class M	.25%	.25%	142,318	1,871
Class C	.75%	.25%	328,235	64,594
			$670,256	$75,900

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$69,470
Class M	12,459
Class C(a)	6,680
$88,609

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$198,986.25
Class M	82,965.29
Class C	92,716.28
Class I	363,621.19
Class Z	6,399.05
	$744,687

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,438 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,059,800	1.56%	$1,317

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $957 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,320. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134,375 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $544.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,258.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$266,441	$30,776
Class I	1,547,030	966,752
Class Z	88,215	36,809
Total	$1,901,686	$1,034,337
From net realized gain
Class A	$155,824	$–
Class M	43,443	–
Class I	393,098	–
Class Z	17,873	–
Total	$610,238	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	1,334,554	1,406,498	$40,791,775	$34,951,324
Reinvestment of distributions	14,191	1,458	413,945	29,674
Shares redeemed	(798,974)	(1,779,486)	(24,237,535)	(41,753,813)
Net increase (decrease)	549,771	(371,530)	$16,968,185	$(6,772,815)
Class M
Shares sold	252,667	399,257	$7,638,878	$9,730,129
Reinvestment of distributions	1,470	–	42,562	–
Shares redeemed	(261,418)	(538,495)	(7,893,322)	(12,676,856)
Net increase (decrease)	(7,281)	(139,238)	$(211,882)	$(2,946,727)
Class C
Shares sold	551,832	588,436	$16,014,990	$14,253,873
Shares redeemed	(308,420)	(542,611)	(9,032,762)	(12,199,299)
Net increase (decrease)	243,412	45,825	$6,982,228	$2,054,574
Class I
Shares sold	5,492,149	5,029,257	$167,572,382	$124,935,093
Reinvestment of distributions	64,636	45,270	1,892,548	948,024
Shares redeemed	(3,419,818)	(4,132,239)	(103,099,162)	(107,476,617)
Net increase (decrease)	2,136,967	942,288	$66,365,768	$18,406,500
Class Z
Shares sold	1,090,075	314,090	$33,387,906	$8,345,374
Reinvestment of distributions	3,332	1,759	97,427	36,809
Shares redeemed	(171,056)	(99,035)	(5,198,168)	(2,509,079)
Net increase (decrease)	922,351	216,814	$28,287,165	$5,873,104

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.43%
Actual		$1,000.00	$1,033.50	$7.21
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class M	1.72%
Actual		$1,000.00	$1,031.90	$8.67
Hypothetical-C		$1,000.00	$1,016.27	$8.60
Class C	2.21%
Actual		$1,000.00	$1,029.50	$11.12
Hypothetical-C		$1,000.00	$1,013.84	$11.04
Class I	1.12%
Actual		$1,000.00	$1,035.00	$5.65
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class Z	.98%
Actual		$1,000.00	$1,035.80	$4.95
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FAEM-SANN-0618
1.800638.114

Fidelity Advisor® Global Capital Appreciation Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Bank of America Corp. (United States of America, Banks)	1.3
Citigroup, Inc. (United States of America, Banks)	1.0
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0
The AES Corp. (United States of America, Independent Power and Renewable Electricity Producers)	0.9
5.2

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	19.0
Information Technology	15.2
Industrials	14.1
Health Care	13.2
Consumer Discretionary	12.7

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	42.9
Japan	8.1
United Kingdom	6.6
Cayman Islands	5.2
Canada	3.0

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
		Shares	Value
Australia - 0.6%
Beacon Lighting Group Ltd.		122,491	$135,663
Costa Group Holdings Ltd.		62,893	342,814
Imdex Ltd. (a)		94,492	88,114
Mitula Group Ltd. (a)		966,190	327,499

TOTAL AUSTRALIA			894,090

Austria - 0.8%
ams AG		4,280	355,789
CA Immobilien Anlagen AG		9,800	340,123
Erste Group Bank AG		6,000	294,171
IMMOFINANZ Immobilien Anlagen AG		39,700	104,225

TOTAL AUSTRIA			1,094,308

Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC		87,690	423,375
WNS Holdings Ltd. sponsored ADR (a)		5,100	249,543

TOTAL BAILIWICK OF JERSEY			672,918

Bermuda - 2.2%
BW LPG Ltd. (a)(b)		6,900	24,100
China Gas Holdings Ltd.		101,600	360,038
China Resource Gas Group Ltd.		108,000	397,182
Credicorp Ltd. (United States)		2,000	464,980
FLY Leasing Ltd. ADR (a)		7,400	90,946
Genpact Ltd.		12,500	398,625
Hiscox Ltd.		5,100	104,545
Man Wah Holdings Ltd.		171,600	126,912
Marvell Technology Group Ltd.		14,300	286,858
Nabors Industries Ltd.		28,200	214,602
Tai Cheung Holdings Ltd.		466,000	513,279
Tai Fook Securities Group Ltd.		295,202	172,084

TOTAL BERMUDA			3,154,151

Brazil - 1.9%
BR Properties SA		44,300	112,546
BTG Pactual Participations Ltd. unit		84,000	536,629
Construtora Tenda SA (a)		37,632	274,033
CVC Brasil Operadora e Agencia de Viagens SA		7,000	115,874
Direcional Engenharia SA (a)		57,600	100,132
Even Construtora e Incorporadora SA (a)		224,900	290,819
Gafisa SA (a)		45,912	154,386
Helbor Empreendimentos SA (a)		168,200	69,619
Kroton Educacional SA		19,900	79,584
Localiza Rent A Car SA		45,000	358,258
MRV Engenharia e Participacoes SA		72,700	311,287
Natura Cosmeticos SA		800	7,356
Smiles Fidelidade SA		7,700	158,255
Sul America SA unit		31,964	197,266

TOTAL BRAZIL			2,766,044

British Virgin Islands - 0.7%
Nomad Foods Ltd. (a)		65,100	1,073,499
Canada - 3.0%
Bombardier, Inc. Class B (sub. vtg.) (a)		70,500	217,987
Canadian Natural Resources Ltd.		4,700	169,558
Constellation Software, Inc.		600	428,816
First Quantum Minerals Ltd.		36,500	525,916
Gluskin Sheff + Associates, Inc.		10,600	128,212
Lions Gate Entertainment Corp.:
Class A (c)		3,250	80,893
Class B		3,250	74,815
Mitel Networks Corp. (a)		12,700	141,743
Nutrien Ltd.		7,000	318,665
Parex Resources, Inc. (a)		22,400	385,386
Pason Systems, Inc.		3,700	51,727
PrairieSky Royalty Ltd.		7,500	166,303
Precision Drilling Corp. (a)		291,200	1,038,745
SNC-Lavalin Group, Inc.		4,800	210,438
Suncor Energy, Inc.		7,500	286,810
Tahoe Resources, Inc.		40,000	201,565

TOTAL CANADA			4,427,579

Cayman Islands - 5.2%
3SBio, Inc. (b)		143,000	307,259
58.com, Inc. ADR (a)		100	8,739
Airtac International Group		10,983	190,233
Alibaba Group Holding Ltd. sponsored ADR (a)		7,800	1,392,612
Baozun, Inc. sponsored ADR (a)		100	4,599
BizLink Holding, Inc.		100	737
China Everbright Greentech Ltd. (b)		357,000	333,152
China Maple Leaf Educational Systems Ltd.		306,000	424,014
China Mengniu Dairy Co. Ltd.		103,000	332,051
China Overseas Property Holdings Ltd.		480,100	143,493
ENN Energy Holdings Ltd.		51,000	476,928
Geely Automobile Holdings Ltd.		100,000	263,003
Greatview Aseptic Pack Co. Ltd.		146,000	96,763
HKBN Ltd.		250,000	350,034
Li Ning Co. Ltd. (a)		377,500	425,049
NetEase, Inc. ADR		1,100	282,777
New Oriental Education & Technology Group, Inc. sponsored ADR		1,800	161,712
Sands China Ltd.		57,600	332,892
Theravance Biopharma, Inc. (a)(c)		9,900	238,293
Towngas China Co. Ltd.		250,640	223,360
Value Partners Group Ltd.		171,000	161,750
WH Group Ltd. (b)		246,500	255,195
Zhongsheng Group Holdings Ltd. Class H		135,000	387,001
ZTO Express (Cayman), Inc. sponsored ADR		46,500	767,250

TOTAL CAYMAN ISLANDS			7,558,896

China - 2.1%
Air China Ltd. (H Shares)		108,000	142,376
Bank of China Ltd. (H Shares)		616,000	334,384
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		134,000	65,507
China Construction Bank Corp. (H Shares)		171,000	179,150
China CYTS Tours Holding Co. Ltd.		97,127	319,472
China Life Insurance Co. Ltd. (H Shares)		125,000	354,495
Huaneng Renewables Corp. Ltd. (H Shares)		780,000	346,400
Industrial & Commercial Bank of China Ltd. (H Shares)		657,000	576,768
Kweichow Moutai Co. Ltd. (A Shares)		1,081	112,563
Livzon Pharmaceutical Group, Inc. (H Shares)		21,520	155,008
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		37,000	200,700
Shanghai International Airport Co. Ltd. (A Shares)		41,583	326,599

TOTAL CHINA			3,113,422

Curacao - 0.2%
Schlumberger Ltd.		4,300	294,808
France - 3.0%
Air France KLM (Reg.) (a)		14,600	143,086
BNP Paribas SA		8,600	664,455
Compagnie Plastic Omnium		7,400	356,020
Danone SA		1,362	110,330
Elis SA		15,200	363,806
Ipsen SA		2,200	357,329
Maisons du Monde SA (b)		9,000	366,048
Marie Brizard Wine & Spirits SA (a)		4,900	47,279
Rubis		3,700	288,194
Societe Generale Series A		13,200	722,420
Thales SA		2,900	367,714
VINCI SA		3,700	369,940
Vivendi SA		6,300	166,536

TOTAL FRANCE			4,323,157

Germany - 2.8%
BAUER AG		7,700	240,832
Bayer AG		7,800	932,253
Deutsche Borse AG		3,800	511,059
Deutsche Lufthansa AG		3,200	93,401
Deutsche Post AG		7,386	320,585
Infineon Technologies AG		10,100	258,618
KION Group AG		1,400	117,161
MLP AG		19,500	118,447
Rheinmetall AG		2,600	341,135
SAP SE		3,189	354,316
Sixt AG		3,300	389,542
Wirecard AG		2,400	327,791

TOTAL GERMANY			4,005,140

Greece - 0.2%
Motor Oil (HELLAS) Corinth Refineries SA		5,800	138,541
Mytilineos Holdings SA		15,300	184,763

TOTAL GREECE			323,304

Hong Kong - 0.4%
CSPC Pharmaceutical Group Ltd.		78,000	198,671
Galaxy Entertainment Group Ltd.		23,000	201,311
Sino Land Ltd.		125,331	216,343

TOTAL HONG KONG			616,325

India - 1.1%
Bharat Heavy Electricals Ltd.		53,769	70,712
Future Retail Ltd.		100	904
Gujarat Gas Ltd.		17,981	238,866
HDFC Bank Ltd.		4,366	131,590
Indraprastha Gas Ltd.		13,604	58,672
InterGlobe Aviation Ltd. (b)		16,716	351,953
JSW Steel Ltd.		24,782	120,497
Jubilant Life Sciences Ltd.		28,221	372,512
PC Jeweller Ltd.		1,009	2,184
Praxis Home Retail Ltd. (a)		5	21
Reliance Industries Ltd.		12,191	176,019
The Karnataka Bank Ltd.		74,641	136,816

TOTAL INDIA			1,660,746

Indonesia - 0.3%
PT Bank Bukopin Tbk		3,440,300	105,444
PT Bank Rakyat Indonesia Tbk		766,200	176,662
PT Semen Gresik (Persero) Tbk		216,300	149,395
PT Sumber Alfaria Trijaya Tbk		1,196,400	55,561

TOTAL INDONESIA			487,062

Ireland - 2.4%
Allergan PLC		7,800	1,198,470
C&C Group PLC		70,090	264,079
Hibernia (REIT) PLC		94,230	168,868
Jazz Pharmaceuticals PLC (a)		5,100	775,404
Johnson Controls International PLC		17,600	596,112
Kingspan Group PLC (United Kingdom)		3,800	171,349
Medtronic PLC		4,500	360,585

TOTAL IRELAND			3,534,867

Israel - 0.7%
Ituran Location & Control Ltd.		1,900	59,565
SodaStream International Ltd. (a)		4,700	444,103
Teva Pharmaceutical Industries Ltd. sponsored ADR		31,000	557,380

TOTAL ISRAEL			1,061,048

Italy - 1.6%
Immobiliare Grande Distribuzione SpA		19,485	182,664
Leonardo SpA		31,939	370,653
Mediaset SpA (a)		29,400	116,984
Moncler SpA		12,800	578,721
Technogym SpA (b)		25,200	307,054
Technogym SpA (b)		59,600	726,207

TOTAL ITALY			2,282,283

Japan - 8.1%
Aeon Fantasy Co. Ltd.		7,200	379,363
Aichi Electric Co. Ltd.		400	12,587
Astellas Pharma, Inc.		33,300	487,054
Aucnet, Inc.		58,800	763,238
Bandai Namco Holdings, Inc.		9,500	322,837
Benefit One, Inc.		8,000	187,925
Broadleaf Co. Ltd.		46,700	222,991
Daisue Construction Co. Ltd.		32,100	305,085
en-japan, Inc.		6,500	305,022
Ezaki Glico Co. Ltd.		13,400	724,424
Fanuc Corp.		100	21,421
FJ Next Co. Ltd.		26,700	209,800
Fujita Engineering Co. Ltd.		12,900	107,028
Hokuriku Electrical Construction Co. Ltd.		20,100	223,211
Hoya Corp.		2,100	112,607
JK Holdings Co. Ltd.		12,400	106,736
Koshidaka Holdings Co. Ltd.		5,000	303,696
Maeda Seisakusho Co. Ltd. (c)		18,200	160,157
Meitetsu Transport Co. Ltd.		7,800	182,656
Mikikogyo Co. Ltd.		4,400	211,306
Minebea Mitsumi, Inc.		15,100	303,464
Mitsubishi Heavy Industries Ltd.		5,100	201,817
Monex Group, Inc.		96,900	553,106
Moriya Corp.		14,000	263,813
Nabtesco Corp.		100	3,618
Nakano Corp.		35,800	204,019
Nintendo Co. Ltd.		600	252,106
NOF Corp.		14,000	418,130
Open House Co. Ltd.		2,500	139,956
Panasonic Corp.		45,600	675,206
Recruit Holdings Co. Ltd.		12,600	291,257
Renesas Electronics Corp. (a)		19,200	201,625
Sakai Heavy Industries Ltd.		3,100	132,286
SAMTY Co. Ltd.		12,300	228,403
Sanei Architecture Planning Co. Ltd.		700	11,846
Seikitokyu Kogyo Co. Ltd.		134,800	868,086
SMC Corp.		1,400	534,285
Suzuki Motor Corp.		4,500	242,495
Taiheiyo Cement Corp.		2,300	87,207
Tokyo Electron Ltd.		1,400	269,640
Toto Ltd.		6,268	356,058
Zenkoku Hosho Co. Ltd.		4,100	169,708

TOTAL JAPAN			11,757,275

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)		5,800	72,500
Kenya - 0.1%
Safaricom Ltd.		662,100	186,484
Korea (South) - 1.0%
CJ E&M Corp.		100	8,451
Hyundai Fire & Marine Insurance Co. Ltd.		7,648	273,162
Jeju Air Co. Ltd.		9,544	436,239
LG Chemical Ltd.		1,039	349,268
Samsung SDI Co. Ltd.		2,262	387,587

TOTAL KOREA (SOUTH)			1,454,707

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		2,000	216,380
Luxembourg - 0.3%
B&M European Value Retail S.A.		43,242	241,280
Stabilus SA		1,700	153,148

TOTAL LUXEMBOURG			394,428

Mexico - 0.6%
Banco del Bajio SA (b)		94,100	200,708
Credito Real S.A.B. de CV		489,100	717,617

TOTAL MEXICO			918,325

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit		138,000	181,565
Netherlands - 2.4%
AerCap Holdings NV (a)		1,900	99,047
ASML Holding NV (Netherlands)		1,400	266,276
Heijmans NV (Certificaten Van Aandelen) (a)		26,100	310,456
Intertrust NV (b)		17,100	340,724
Koninklijke Philips Electronics NV		13,253	560,950
LyondellBasell Industries NV Class A		9,000	951,570
NSI NV		6,385	274,880
NSI NV rights 5/9/18(a)(d)		6,385	8,636
PostNL NV		67,000	260,609
PostNL NV rights 5/13/18 (a)(d)		67,000	13,755
RELX NV		16,125	343,009

TOTAL NETHERLANDS			3,429,912

New Zealand - 0.6%
Ryman Healthcare Group Ltd.		26,445	197,231
Synlait Milk Ltd. (a)		52,191	367,216
The a2 Milk Co. Ltd. (a)		31,139	266,199

TOTAL NEW ZEALAND			830,646

Norway - 0.0%
Epic Gas Ltd. (a)		5,100	7,311
Panama - 0.2%
Copa Holdings SA Class A		3,000	351,510
Philippines - 0.1%
Century Properties Group, Inc.		10,350,000	90,593
Portugal - 0.6%
Banco Comercial Portugues SA (Reg.) (a)		2,676,800	898,959
Russia - 0.6%
Bank St. Petersburg PJSC (a)		411,100	332,941
Sberbank of Russia		137,860	491,401

TOTAL RUSSIA			824,342

Singapore - 0.2%
WAVE Life Sciences (a)		100	4,445
Wing Tai Holdings Ltd.		147,000	225,229

TOTAL SINGAPORE			229,674

South Africa - 0.5%
Naspers Ltd. Class N		3,100	755,221
Novus Holdings Ltd.		1,072	345

TOTAL SOUTH AFRICA			755,566

Spain - 0.7%
Atresmedia Corporacion de Medios de Comunicacion SA		15,900	149,383
CaixaBank SA		143,100	695,877
Unicaja Banco SA		117,400	212,800

TOTAL SPAIN			1,058,060

Sweden - 0.5%
Alfa Laval AB		100	2,486
Essity AB Class B		11,800	300,503
Indutrade AB		3,200	75,792
Telefonaktiebolaget LM Ericsson (B Shares)		49,800	379,649

TOTAL SWEDEN			758,430

Switzerland - 1.2%
Chubb Ltd.		1,400	189,938
Julius Baer Group Ltd.		5,020	297,929
Oriflame Holding AG		7,200	342,706
Roche Holding AG (participation certificate)		4,328	961,627

TOTAL SWITZERLAND			1,792,200

Taiwan - 0.7%
Chroma ATE, Inc.		39,000	195,754
St.Shine Optical Co. Ltd.		1,000	26,763
TCI Co. Ltd.		23,000	336,847
United Microelectronics Corp. sponsored ADR		145,800	389,286

TOTAL TAIWAN			948,650

Thailand - 0.0%
Kasikornbank PCL (For. Reg.)		8,700	55,141
MC Group PCL		11,400	4,271

TOTAL THAILAND			59,412

Turkey - 0.4%
Bim Birlesik Magazalar A/S JSC		11,000	186,714
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		137,000	81,955
Turkiye Is Bankasi A/S Series C		126,000	191,074
Turkiye Sinai Kalkinma Bankasi A/S		521,000	179,562

TOTAL TURKEY			639,305

United Kingdom - 6.6%
Admiral Group PLC		6,300	172,857
Alliance Pharma PLC		567,026	632,306
AstraZeneca PLC sponsored ADR		13,700	486,761
Bunzl PLC		14,000	406,870
ConvaTec Group PLC (b)		179,686	537,296
ConvaTec Group PLC ADR		1,900	22,667
Conviviality PLC (e)		142,200	99,058
Direct Line Insurance Group PLC		62,216	320,598
Ensco PLC Class A (c)		121,700	687,605
Fever-Tree Drinks PLC		521	20,342
G4S PLC (United Kingdom)		94,700	337,537
GW Pharmaceuticals PLC ADR (a)		800	106,328
Hastings Group Holdings PLC (b)		105,387	400,438
Ibstock PLC (b)		44,800	183,425
Lloyds Banking Group PLC		122,900	109,006
Melrose Industries PLC		49,754	156,172
Metro Bank PLC (a)		3,300	150,013
Micro Focus International PLC		16,488	284,305
Moneysupermarket.com Group PLC		34,522	142,437
NMC Health PLC		7,700	378,229
Prudential PLC		17,095	439,582
Safestore Holdings PLC		47,619	359,253
Senior Engineering Group PLC		74,700	303,788
Smiths Group PLC		20,500	450,852
Spire Healthcare Group PLC (b)		80,999	254,246
St. James's Place Capital PLC		15,800	247,210
Tesco PLC		228,986	741,672
The Weir Group PLC		14,300	420,510
Unilever PLC		6,456	362,130
Volution Group PLC		84,500	229,172
Zpg PLC		23,700	117,134

TOTAL UNITED KINGDOM			9,559,799

United States of America - 42.9%
Abraxas Petroleum Corp. (a)		350,600	1,002,716
Acceleron Pharma, Inc. (a)		3,900	136,149
Achaogen, Inc. (a)(c)		11,700	167,427
Activision Blizzard, Inc.		11,200	743,120
Acuity Brands, Inc.		1,200	143,724
Adobe Systems, Inc. (a)		900	199,440
Aetna, Inc.		3,300	590,865
Affiliated Managers Group, Inc.		2,700	445,122
Air Lease Corp. Class A		900	37,521
Akamai Technologies, Inc. (a)		11,700	838,305
Alamo Group, Inc.		500	54,735
Alexion Pharmaceuticals, Inc. (a)		6,900	811,647
Allegiant Travel Co.		3,600	576,900
Alliance Data Systems Corp.		700	142,135
Allison Transmission Holdings, Inc.		4,000	155,960
Alphabet, Inc.:
Class A (a)		1,400	1,426,012
Class C (a)		1,059	1,077,352
American International Group, Inc.		9,800	548,800
Amgen, Inc.		4,000	697,920
Anadarko Petroleum Corp.		18,200	1,225,224
Anixter International, Inc. (a)		4,000	235,600
Antero Resources Corp. (a)		9,000	171,000
Anthem, Inc.		2,100	495,579
Apache Corp.		5,700	233,415
At Home Group, Inc. (a)		10,700	376,533
Avery Dennison Corp.		300	31,443
Avnet, Inc.		4,300	168,689
Baker Hughes, a GE Co. Class A		3,700	133,607
Bank of America Corp.		62,500	1,869,997
Bank of New York Mellon Corp.		5,900	321,609
Bank of the Ozarks, Inc.		7,100	332,280
BioMarin Pharmaceutical, Inc. (a)		1,400	116,914
bluebird bio, Inc. (a)		500	85,075
Brighthouse Financial, Inc.		618	31,382
Capital One Financial Corp.		9,100	824,642
Cardinal Health, Inc.		3,200	205,344
Care.com, Inc. (a)		19,600	305,760
Catalent, Inc. (a)		7,900	324,769
CDW Corp.		6,350	452,692
Celanese Corp. Class A		4,700	510,749
CF Industries Holdings, Inc.		8,000	310,400
Charles Schwab Corp.		6,200	345,216
Cheniere Energy, Inc. (a)		12,300	715,368
Cigna Corp.		4,300	738,826
Cimarex Energy Co.		4,400	442,596
Cisco Systems, Inc.		13,000	575,770
CIT Group, Inc.		9,600	508,320
Citigroup, Inc.		21,600	1,474,632
Cognizant Technology Solutions Corp. Class A		2,800	229,096
Colfax Corp. (a)		5,800	179,858
Conduent, Inc. (a)		61,500	1,196,790
CVS Health Corp.		9,900	691,317
Delek U.S. Holdings, Inc.		10,300	487,911
DexCom, Inc. (a)		100	7,318
Diamondback Energy, Inc. (a)		2,700	346,815
DineEquity, Inc.		15,000	1,190,100
Dollar Tree, Inc. (a)		4,600	441,094
Dril-Quip, Inc. (a)		7,500	310,875
Drive Shack, Inc. (a)		38,496	209,033
Dun & Bradstreet Corp.		1,700	196,027
E*TRADE Financial Corp. (a)		6,600	400,488
Eastman Chemical Co.		4,200	428,736
Electronic Arts, Inc. (a)		5,900	696,082
EOG Resources, Inc.		2,800	330,876
Epizyme, Inc. (a)		1,600	20,560
Euronet Worldwide, Inc. (a)		9,100	710,801
Exelon Corp.		7,000	277,760
F5 Networks, Inc. (a)		1,300	212,017
FedEx Corp.		3,300	815,760
First Republic Bank		2,300	213,601
Freeport-McMoRan, Inc.		9,400	142,974
G-III Apparel Group Ltd. (a)		6,000	218,940
Goldman Sachs Group, Inc.		2,200	524,326
Graphic Packaging Holding Co.		13,800	197,340
Great Southern Bancorp, Inc.		1,900	100,415
H.B. Fuller Co.		3,600	178,092
Halliburton Co.		14,600	773,654
HD Supply Holdings, Inc. (a)		4,900	189,679
Heartland Financial U.S.A., Inc.		3,600	193,140
Hill-Rom Holdings, Inc.		1,700	145,911
Hilton Grand Vacations, Inc. (a)		700	30,100
Hostess Brands, Inc. Class A (a)		14,100	198,105
Humana, Inc.		1,300	382,434
Huntington Bancshares, Inc.		54,007	805,244
Intercept Pharmaceuticals, Inc. (a)		300	20,403
Ironwood Pharmaceuticals, Inc. Class A (a)		4,700	85,164
Jabil, Inc.		12,100	321,860
JBG SMITH Properties		7,900	291,273
KeyCorp		800	15,936
KLX, Inc. (a)		4,900	383,327
Las Vegas Sands Corp.		2,200	161,326
Leidos Holdings, Inc.		5,100	327,573
Malibu Boats, Inc. Class A (a)		9,500	320,150
Matrix Service Co. (a)		21,800	335,720
McKesson Corp.		2,700	421,767
MetLife, Inc.		24,300	1,158,381
Micron Technology, Inc. (a)		6,800	312,664
MKS Instruments, Inc.		2,300	235,520
MyoKardia, Inc. (a)		1,300	64,220
Myriad Genetics, Inc. (a)		5,100	144,279
Nektar Therapeutics (a)		3,100	259,346
Neurocrine Biosciences, Inc. (a)		2,600	210,808
Noble Energy, Inc.		13,000	439,790
NVIDIA Corp.		1,700	382,330
ON Semiconductor Corp. (a)		15,300	337,824
Party City Holdco, Inc. (a)		7,500	118,125
PayPal Holdings, Inc. (a)		10,400	775,944
Planet Fitness, Inc. (a)		10,000	402,900
Plantronics, Inc.		1,600	104,240
Portola Pharmaceuticals, Inc. (a)		2,900	104,777
Post Holdings, Inc. (a)		2,400	190,968
PRA Health Sciences, Inc. (a)		1,500	123,255
Puma Biotechnology, Inc. (a)		1,700	108,375
Pure Storage, Inc. Class A (a)		100	2,023
PVH Corp.		5,800	926,086
Qualcomm, Inc.		12,800	652,928
Radian Group, Inc.		9,800	140,140
Radius Health, Inc. (a)		4,000	120,800
Regal Beloit Corp.		6,800	484,160
Regeneron Pharmaceuticals, Inc. (a)		1,000	303,680
REGENXBIO, Inc. (a)		9,800	366,030
Rexnord Corp. (a)		14,500	398,895
Sarepta Therapeutics, Inc. (a)		2,600	198,536
Starbucks Corp.		3,000	172,710
Steelcase, Inc. Class A		2,100	27,825
Stifel Financial Corp.		3,600	209,808
SunTrust Banks, Inc.		4,700	313,960
Superior Energy Services, Inc. (a)		24,800	266,104
Supernus Pharmaceuticals, Inc. (a)		7,700	361,130
Team, Inc. (a)(c)		47,300	801,735
Tenneco, Inc.		2,600	116,194
TESARO, Inc. (a)		1,200	61,092
The AES Corp.		107,800	1,319,472
The Blackstone Group LP		9,000	278,550
The Chemours Co. LLC		10,400	503,464
The J.M. Smucker Co.		1,600	182,528
The Mosaic Co.		36,600	986,370
The New York Times Co. Class A		16,800	393,960
The Simply Good Foods Co.		12,000	155,520
The Walt Disney Co.		4,400	441,452
TherapeuticsMD, Inc. (a)		9,800	53,900
Toll Brothers, Inc.		3,700	155,992
TreeHouse Foods, Inc. (a)		4,700	180,950
TriMas Corp. (a)		10,700	289,970
Tyson Foods, Inc. Class A		3,800	266,380
U.S. Bancorp		7,300	368,285
Ultragenyx Pharmaceutical, Inc. (a)		2,700	137,268
Umpqua Holdings Corp.		6,100	143,716
Under Armour, Inc.:
Class A (sub. vtg.) (a)		100	1,776
Class C (non-vtg.) (a)		6,200	95,170
UnitedHealth Group, Inc.		1,600	378,240
Univar, Inc. (a)		8,900	245,284
Virtusa Corp. (a)		5,200	250,328
Vistra Energy Corp. (a)		25,300	578,105
Wells Fargo & Co.		21,300	1,106,748
WESCO International, Inc. (a)		2,800	166,740
WestRock Co.		10,200	603,432
Whiting Petroleum Corp. (a)		12,200	498,004
WildHorse Resource Development Corp. (a)		17,000	444,550
World Fuel Services Corp.		1,200	25,764
Wyndham Worldwide Corp.		3,200	365,472
Yum China Holdings, Inc.		7,100	303,596
Yum! Brands, Inc.		1,400	121,940
Zimmer Biomet Holdings, Inc.		2,700	310,959

TOTAL UNITED STATES OF AMERICA			62,468,516

TOTAL COMMON STOCKS
(Cost $126,102,029)			143,228,196

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.9%
Azul SA (a)		18,500	192,224
Banco ABC Brasil SA		98,383	526,851
Banco do Estado Rio Grande do Sul SA		18,900	108,387
Companhia Paranaense de Energia-Copel (PN-B)		36,400	278,362
Itau Unibanco Holding SA		11,400	165,995
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,158,098)			1,271,819
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(g)(h)	CAD
(Cost $4,599)		CAD 5,600	5,321
		Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (i)		714,258	714,401
Fidelity Securities Lending Cash Central Fund 1.74% (i)(j)		1,359,443	1,359,579
TOTAL MONEY MARKET FUNDS
(Cost $2,074,012)			2,073,980
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $129,338,738)			146,579,316
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(972,234)
NET ASSETS - 100%			$145,607,082

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,587,805 or 3.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,885
Fidelity Securities Lending Cash Central Fund	14,760
Total	$17,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,156,192	$14,103,068	$4,053,124	$--
Consumer Staples	8,214,306	5,466,085	2,649,163	99,058
Energy	11,825,504	11,649,485	176,019	--
Financials	27,095,250	21,443,692	5,651,558	--
Health Care	19,183,141	14,980,344	4,202,797	--
Industrials	21,110,007	19,106,513	2,003,494	--
Information Technology	21,662,813	19,610,566	2,052,247	--
Materials	7,806,890	7,352,121	454,769	--
Real Estate	3,551,338	2,362,401	1,188,937	--
Telecommunication Services	718,083	186,484	531,599	--
Utilities	5,176,491	2,741,893	2,434,598	--
Corporate Bonds	5,321	--	5,321	--
Money Market Funds	2,073,980	2,073,980	--	--
Total Investments in Securities:	$146,579,316	$121,076,632	$25,403,626	$99,058

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$10,981,566
Level 2 to Level 1	$10,295,954

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,322,695) — See accompanying schedule: Unaffiliated issuers (cost $127,264,726)	$144,505,336
Fidelity Central Funds (cost $2,074,012)	2,073,980
Total Investment in Securities (cost $129,338,738)		$146,579,316
Foreign currency held at value (cost $11,217)		11,170
Receivable for investments sold		551,277
Receivable for fund shares sold		109,537
Dividends receivable		299,633
Interest receivable		220
Distributions receivable from Fidelity Central Funds		1,778
Prepaid expenses		79
Other receivables		58,809
Total assets		147,611,819
Liabilities
Payable for investments purchased
Regular delivery	$355,683
Delayed delivery	22,391
Payable for fund shares redeemed	35,712
Accrued management fee	93,045
Distribution and service plan fees payable	40,692
Other affiliated payables	29,010
Other payables and accrued expenses	68,629
Collateral on securities loaned	1,359,575
Total liabilities		2,004,737
Net Assets		$145,607,082
Net Assets consist of:
Paid in capital		$117,886,648
Accumulated net investment loss		(25,248)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,532,827
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,212,855
Net Assets		$145,607,082
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,101,646 ÷ 2,186,934 shares)		$18.34
Maximum offering price per share (100/94.25 of $18.34)		$19.46
Class M:
Net Asset Value and redemption price per share ($26,207,527 ÷ 1,497,642 shares)		$17.50
Maximum offering price per share (100/96.50 of $17.50)		$18.13
Class C:
Net Asset Value and offering price per share ($25,887,604 ÷ 1,642,642 shares)(a)		$15.76
Class I:
Net Asset Value, offering price and redemption price per share ($53,410,305 ÷ 2,768,416 shares)		$19.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$1,120,733
Interest		273
Income from Fidelity Central Funds		17,645
Income before foreign taxes withheld		1,138,651
Less foreign taxes withheld		(53,364)
Total income		1,085,287
Expenses
Management fee
Basic fee	$499,060
Performance adjustment	67,408
Transfer agent fees	143,390
Distribution and service plan fees	242,669
Accounting and security lending fees	28,233
Custodian fees and expenses	50,880
Independent trustees' fees and expenses	288
Registration fees	50,920
Audit	38,629
Legal	2,390
Miscellaneous	491
Total expenses before reductions	1,124,358
Expense reductions	(37,216)	1,087,142
Net investment income (loss)		(1,855)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,096,997
Fidelity Central Funds	34
Foreign currency transactions	(23,638)
Total net realized gain (loss)		11,073,393
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,160,770)
Fidelity Central Funds	(37)
Assets and liabilities in foreign currencies	(5,346)
Total change in net unrealized appreciation (depreciation)		(6,166,153)
Net gain (loss)		4,907,240
Net increase (decrease) in net assets resulting from operations		$4,905,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,855)	$354,581
Net realized gain (loss)	11,073,393	21,205,433
Change in net unrealized appreciation (depreciation)	(6,166,153)	11,844,051
Net increase (decrease) in net assets resulting from operations	4,905,385	33,404,065
Distributions to shareholders from net investment income	(313,799)	–
Distributions to shareholders from net realized gain	(17,424,360)	(1,458,293)
Total distributions	(17,738,159)	(1,458,293)
Share transactions - net increase (decrease)	19,098,689	(30,525,072)
Redemption fees	409	2,562
Total increase (decrease) in net assets	6,266,324	1,423,262
Net Assets
Beginning of period	139,340,758	137,917,496
End of period	$145,607,082	$139,340,758
Other Information
Undistributed net investment income end of period	$–	$290,406
Accumulated net investment loss end of period	$(25,248)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.21	$16.18	$15.89	$15.32	$13.64	$10.40
Income from Investment Operations
Net investment income (loss)A	.01	.05	–B	(.01)	.01	.04
Net realized and unrealized gain (loss)	.66	4.15	.38	.58	1.76	3.20
Total from investment operations	.67	4.20	.38	.57	1.77	3.24
Distributions from net investment income	(.04)	–	–	–	(.02)	–
Distributions from net realized gain	(2.50)	(.17)	(.09)	–	(.06)	–
Total distributions	(2.54)	(.17)	(.09)	–	(.09)C	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$18.34	$20.21	$16.18	$15.89	$15.32	$13.64
Total ReturnD,E,F	3.68%	26.17%	2.39%	3.72%	13.03%	31.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.49%I	1.48%	1.55%	1.57%	1.62%	1.38%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%	1.38%
Expenses net of all reductions	1.43%I	1.44%	1.44%	1.44%	1.45%	1.35%
Net investment income (loss)	.08%I	.28%	(.02)%	(.07)%	.07%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$40,102	$38,710	$39,565	$41,225	$35,987	$33,694
Portfolio turnover rateJ	99%I	137%	122%	176%	249%	211%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.37	$15.56	$15.32	$14.81	$13.19	$10.09
Income from Investment Operations
Net investment income (loss)A	(.02)	.01	(.04)	(.05)	(.03)	–B
Net realized and unrealized gain (loss)	.65	3.97	.37	.56	1.71	3.10
Total from investment operations	.63	3.98	.33	.51	1.68	3.10
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.50)	(.17)	(.09)	–	(.06)	–
Total distributions	(2.50)	(.17)	(.09)	–	(.06)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$17.50	$19.37	$15.56	$15.32	$14.81	$13.19
Total ReturnC,D,E	3.59%	25.80%	2.15%	3.44%	12.77%	30.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%H	1.77%	1.85%	1.89%	1.93%	1.68%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.70%	1.70%	1.68%
Expenses net of all reductions	1.68%H	1.69%	1.69%	1.69%	1.70%	1.64%
Net investment income (loss)	(.18)%H	.03%	(.27)%	(.32)%	(.17)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$26,208	$25,535	$21,351	$24,017	$20,975	$19,193
Portfolio turnover rateI	99%H	137%	122%	176%	249%	211%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.65	$14.26	$14.12	$13.72	$12.26	$9.41
Income from Investment Operations
Net investment income (loss)A	(.05)	(.07)	(.11)	(.12)	(.09)	(.05)
Net realized and unrealized gain (loss)	.58	3.63	.34	.52	1.58	2.90
Total from investment operations	.53	3.56	.23	.40	1.49	2.85
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.42)	(.17)	(.09)	–	(.03)	–
Total distributions	(2.42)	(.17)	(.09)	–	(.03)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.76	$17.65	$14.26	$14.12	$13.72	$12.26
Total ReturnC,D,E	3.33%	25.20%	1.62%	2.92%	12.13%	30.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.23%H	2.23%	2.31%	2.34%	2.40%	2.16%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.20%	2.20%	2.16%
Expenses net of all reductions	2.18%H	2.19%	2.19%	2.19%	2.20%	2.13%
Net investment income (loss)	(.68)%H	(.47)%	(.77)%	(.82)%	(.67)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,888	$24,215	$19,942	$21,186	$15,747	$13,055
Portfolio turnover rateI	99%H	137%	122%	176%	249%	211%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.16	$16.90	$16.55	$15.92	$14.18	$10.78
Income from Investment Operations
Net investment income (loss)A	.03	.11	.04	.03	.05	.09
Net realized and unrealized gain (loss)	.70	4.33	.40	.60	1.82	3.33
Total from investment operations	.73	4.44	.44	.63	1.87	3.42
Distributions from net investment income	(.10)	–	–	–	(.06)	(.02)
Distributions from net realized gain	(2.50)	(.18)	(.09)	–	(.06)	–
Total distributions	(2.60)	(.18)	(.09)	–	(.13)B	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$19.29	$21.16	$16.90	$16.55	$15.92	$14.18
Total ReturnD,E	3.79%	26.52%	2.66%	3.96%	13.27%	31.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.16%	1.22%	1.26%	1.29%	1.02%
Expenses net of fee waivers, if any	1.18%H	1.16%	1.20%	1.20%	1.20%	1.02%
Expenses net of all reductions	1.15%H	1.15%	1.19%	1.19%	1.20%	.99%
Net investment income (loss)	.35%H	.57%	.23%	.18%	.33%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$53,410	$50,881	$57,060	$59,117	$39,159	$30,153
Portfolio turnover rateI	99%H	137%	122%	176%	249%	211%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,329,132
Gross unrealized depreciation	(6,264,600)
Net unrealized appreciation (depreciation)	$17,064,532
Tax cost	$129,514,784

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,957,840 and $70,873,381, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,826	$1,475
Class M	.25%	.25%	66,064	773
Class C	.75%	.25%	126,779	14,663
			$242,669	$16,911

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,849
Class M	3,116
Class C(a)	621
$14,586

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$43,032.22
Class M	32,275.24
Class C	26,744.21
Class I	41,339.16
	$143,390

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,597 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $207 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $25,758. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $14,760, including $157 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$7,512
Class M	1.70%	8,643
Class C	2.20%	3,922
		$20,077

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,441 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $698.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$80,830	$–
Class I	232,969	–
Total	$313,799	$–
From net realized gain
Class A	$4,815,120	$395,545
Class M	3,297,645	223,766
Class C	3,302,442	228,025
Class I	6,009,153	610,957
Total	$17,424,360	$1,458,293

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	198,965	362,115	$3,722,990	$6,440,454
Reinvestment of distributions	265,649	23,639	4,741,835	385,077
Shares redeemed	(193,337)	(914,786)	(3,594,076)	(15,993,179)
Net increase (decrease)	271,277	(529,032)	$4,870,749	$(9,167,648)
Class M
Shares sold	86,509	258,672	$1,553,046	$4,457,991
Reinvestment of distributions	193,277	14,111	3,295,375	220,975
Shares redeemed	(100,118)	(326,771)	(1,779,860)	(5,647,103)
Net increase (decrease)	179,668	(53,988)	$3,068,561	$(968,137)
Class C
Shares sold	213,875	277,302	$3,475,883	$4,342,182
Reinvestment of distributions	207,670	15,260	3,196,039	218,681
Shares redeemed	(150,547)	(318,919)	(2,451,521)	(4,960,464)
Net increase (decrease)	270,998	(26,357)	$4,220,401	$(399,601)
Class I
Shares sold	331,254	951,425	$6,578,387	$17,653,991
Reinvestment of distributions	319,983	35,233	6,002,888	599,659
Shares redeemed	(287,799)	(1,957,451)	(5,642,297)	(38,243,336)
Net increase (decrease)	363,438	(970,793)	$6,938,978	$(19,989,686)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.45%
Actual		$1,000.00	$1,036.80	$7.32
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,035.90	$8.58
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,033.30	$11.09
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Class I	1.18%
Actual		$1,000.00	$1,037.90	$5.96
Hypothetical-C		$1,000.00	$1,018.94	$5.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGLO-SANN-0618
1.719689.119

Fidelity Advisor® Global Equity Income Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Microsoft Corp. (United States of America, Software)	2.5
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3
JPMorgan Chase & Co. (United States of America, Banks)	2.0
Bank of America Corp. (United States of America, Banks)	1.8
11.1

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	16.9
Consumer Staples	14.3
Information Technology	12.6
Consumer Discretionary	11.4
Health Care	10.8

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	42.1
United Kingdom	10.7
Japan	6.7
Canada	4.2
Switzerland	3.9

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	91.9%
Short-Term Investments and Net Other Assets (Liabilities)	8.1%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
Australia - 0.1%
Inghams Group Ltd.	3,579	$10,098
Bailiwick of Jersey - 1.3%
Shire PLC	1,192	63,474
Wolseley PLC	1,685	129,441
WPP PLC	4,106	70,459

TOTAL BAILIWICK OF JERSEY		263,374

Belgium - 1.5%
Anheuser-Busch InBev SA NV	1,300	129,860
KBC Groep NV	1,511	132,107
Telenet Group Holding NV (a)	800	46,913

TOTAL BELGIUM		308,880

Bermuda - 0.7%
Hiscox Ltd.	3,196	65,515
IHS Markit Ltd. (a)	1,325	65,097

TOTAL BERMUDA		130,612

Canada - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,184	94,423
Constellation Software, Inc.	344	245,854
Fairfax Financial Holdings Ltd. (sub. vtg.)	143	79,169
Imperial Oil Ltd.	4,583	142,528
PrairieSky Royalty Ltd.	200	4,435
Suncor Energy, Inc.	7,391	282,642

TOTAL CANADA		849,051

Cayman Islands - 0.7%
Best Pacific International Holdings Ltd.	36,000	14,179
SITC International Holdings Co. Ltd.	124,000	132,115

TOTAL CAYMAN ISLANDS		146,294

China - 0.5%
Shanghai International Airport Co. Ltd. (A Shares)	11,434	89,804
Zhengzhou Yutong Bus Co. Ltd.	2,700	8,723

TOTAL CHINA		98,527

France - 1.7%
Compagnie de St. Gobain	2,252	118,285
Edenred SA	800	27,533
Maisons du Monde SA (b)	1,960	79,717
VINCI SA	1,245	124,480

TOTAL FRANCE		350,015

Germany - 3.0%
adidas AG	468	115,235
AURELIUS AG	149	11,309
Deutsche Post AG	2,337	101,436
Deutsche Telekom AG	2,910	50,936
Hannover Reuck SE	400	56,322
Linde AG	530	117,797
SAP SE	1,463	162,548

TOTAL GERMANY		615,583

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	18,500	108,377
Ireland - 1.7%
Accenture PLC Class A	1,229	185,825
Greencore Group PLC	9,430	20,609
Johnson Controls International PLC	1,060	35,902
Paddy Power Betfair PLC (Ireland)	700	69,274
Smurfit Kappa Group PLC	700	29,891

TOTAL IRELAND		341,501

Isle of Man - 0.6%
Playtech Ltd.	10,294	114,876
Italy - 0.4%
Prada SpA	14,000	71,035
Japan - 6.7%
A/S One Corp.	1,600	108,891
Aucnet, Inc.	2,300	29,855
Broadleaf Co. Ltd.	9,400	44,885
Daiichikosho Co. Ltd.	5,600	294,548
Hoya Corp.	3,800	203,765
Inaba Denki Sangyo Co. Ltd.	1,900	81,426
Japan Meat Co. Ltd.	4,400	78,727
Mitani Shoji Co. Ltd.	400	19,027
Morinaga & Co. Ltd.	1,900	92,636
Nippon Telegraph & Telephone Corp.	3,100	147,111
Sacs Bar Holdings, Inc.	1,400	15,009
Sony Corp.	2,000	93,412
Tsuruha Holdings, Inc.	1,000	143,890

TOTAL JAPAN		1,353,182

Kenya - 0.8%
Safaricom Ltd.	601,900	169,528
Korea (South) - 0.2%
Coway Co. Ltd.	418	34,153
Cuckoo Holdings Co. Ltd.	55	6,112

TOTAL KOREA (SOUTH)		40,265

Luxembourg - 1.1%
B&M European Value Retail S.A.	39,588	220,892
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	93,280	122,727
Netherlands - 2.9%
Koninklijke Philips Electronics NV	2,913	123,296
LyondellBasell Industries NV Class A	1,563	165,256
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,319	304,931

TOTAL NETHERLANDS		593,483

Norway - 0.7%
Statoil ASA	5,649	144,460
Panama - 0.4%
Carnival Corp.	1,325	83,555
South Africa - 0.0%
EOH Holdings Ltd.	800	2,432
Spain - 1.2%
Amadeus IT Holding SA Class A	1,100	80,631
CaixaBank SA	13,200	64,190
Prosegur Cash SA (b)	33,900	99,069

TOTAL SPAIN		243,890

Sweden - 1.1%
Essity AB Class B	3,970	101,101
HEXPOL AB (B Shares)	2,200	22,863
Loomis AB (B Shares)	2,640	96,536

TOTAL SWEDEN		220,500

Switzerland - 3.9%
Banque Cantonale Vaudoise	120	95,903
Chubb Ltd.	954	129,429
Nestle SA (Reg. S)	3,671	284,393
Roche Holding AG (participation certificate)	795	176,639
Swatch Group AG (Bearer)	230	111,054

TOTAL SWITZERLAND		797,418

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	190,096
United Microelectronics Corp.	95,000	51,140

TOTAL TAIWAN		241,236

Thailand - 0.4%
Star Petroleum Refining PCL	151,500	75,123
United Kingdom - 10.7%
AstraZeneca PLC sponsored ADR	3,762	133,664
British American Tobacco PLC (United Kingdom)	8,471	464,613
Bunzl PLC	2,252	65,448
Cineworld Group PLC	19,868	71,225
Compass Group PLC	4,106	88,183
Conviviality PLC (c)	13,550	9,439
GlaxoSmithKline PLC	7,325	146,919
Hastings Group Holdings PLC (b)	18,922	71,898
Hilton Food Group PLC	13,481	164,435
Imperial Tobacco Group PLC	3,114	111,656
Melrose Industries PLC	16,428	51,565
Micro Focus International PLC	14,347	247,387
Moneysupermarket.com Group PLC	24,436	100,822
Reckitt Benckiser Group PLC	689	54,051
St. James's Place Capital PLC	6,761	105,784
Standard Life PLC	20,281	101,995
Victrex PLC	2,802	101,144
Vodafone Group PLC	28,065	81,900

TOTAL UNITED KINGDOM		2,172,128

United States of America - 42.1%
Altria Group, Inc.	2,940	164,963
American Tower Corp.	2,321	316,492
AMETEK, Inc.	3,017	210,587
Amgen, Inc.	1,754	306,038
Apple, Inc.	3,086	509,992
Ball Corp.	1,430	57,329
Bank of America Corp.	12,484	373,521
Becton, Dickinson & Co.	768	178,076
Bluegreen Vacations Corp.	4,265	99,247
Bristol-Myers Squibb Co.	1,616	84,242
Capital One Financial Corp.	2,411	218,485
Cedar Fair LP (depositary unit)	1,086	73,566
Charter Communications, Inc. Class A (a)	318	86,270
Chevron Corp.	2,931	366,697
Citigroup, Inc.	4,159	283,935
Comcast Corp. Class A	4,954	155,506
ConocoPhillips Co.	4,371	286,301
Danaher Corp.	1,298	130,215
Diamond Hill Investment Group, Inc.	391	76,409
DowDuPont, Inc.	2,819	178,274
Dr. Pepper Snapple Group, Inc.	1,282	153,789
Enterprise Products Partners LP	768	20,613
Exxon Mobil Corp.	2,580	200,595
Fortive Corp.	1,113	78,255
General Electric Co.	5,351	75,289
Interpublic Group of Companies, Inc.	2,834	66,854
Johnson & Johnson	2,035	257,407
JPMorgan Chase & Co.	3,655	397,591
Lowe's Companies, Inc.	980	80,781
Microsoft Corp.	5,474	511,929
Monsanto Co.	848	106,314
MSCI, Inc.	636	95,292
Packaging Corp. of America	477	55,184
PepsiCo, Inc.	1,669	168,469
Philip Morris International, Inc.	821	67,322
Phillips 66 Co.	927	103,184
Qualcomm, Inc.	4,212	214,854
S&P Global, Inc.	567	106,936
SunTrust Banks, Inc.	3,181	212,491
The Coca-Cola Co.	4,344	187,704
The J.M. Smucker Co.	927	105,752
U.S. Bancorp	4,657	234,946
UnitedHealth Group, Inc.	821	194,084
Valero Energy Corp.	1,033	114,591
Verizon Communications, Inc.	5,987	295,458
Wells Fargo & Co.	5,556	288,690

TOTAL UNITED STATES OF AMERICA		8,550,519

TOTAL COMMON STOCKS
(Cost $15,347,265)		18,439,561

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.5%
Itau Unibanco Holding SA	7,200	104,839
Spain - 0.5%
Grifols SA Class B	5,000	103,062
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $181,917)		207,901
	Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(e)(f)
(Cost $429)	CAD 500	475
	Shares	Value

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 1.74% (g)
(Cost $1,925,765)	1,925,380	1,925,765
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $17,455,376)		20,573,702
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(282,443)
NET ASSETS - 100%		$20,291,259

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $250,684 or 1.2% of net assets.

 (c) Level 3 security

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,856
Total	$10,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,270,432	$1,912,970	$357,462	$--
Consumer Staples	2,912,861	1,785,336	1,118,086	9,439
Energy	1,741,169	1,521,586	219,583	--
Financials	3,405,825	3,341,635	64,190	--
Health Care	2,209,772	1,596,382	613,390	--
Industrials	1,510,949	1,054,391	456,558	--
Information Technology	2,578,250	1,924,647	653,603	--
Materials	834,052	834,052	--	--
Real Estate	316,492	316,492	--	--
Telecommunication Services	867,660	464,986	402,674	--
Corporate Bonds	475	--	475	--
Money Market Funds	1,925,765	1,925,765	--	--
Total Investments in Securities:	$20,573,702	$16,678,242	$3,886,021	$9,439

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,160,993
Level 2 to Level 1	$1,123,910

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,529,611)	$18,647,937
Fidelity Central Funds (cost $1,925,765)	1,925,765
Total Investment in Securities (cost $17,455,376)		$20,573,702
Cash		19,603
Foreign currency held at value (cost $9,845)		9,843
Receivable for investments sold		1,347,882
Receivable for fund shares sold		35,928
Dividends receivable		58,333
Interest receivable		3
Distributions receivable from Fidelity Central Funds		2,938
Prepaid expenses		10
Receivable from investment adviser for expense reductions		34,962
Other receivables		322
Total assets		22,083,526
Liabilities
Payable for investments purchased	$1,731,991
Payable for fund shares redeemed	60
Accrued management fee	11,688
Distribution and service plan fees payable	7,436
Other affiliated payables	5,003
Other payables and accrued expenses	36,089
Total liabilities		1,792,267
Net Assets		$20,291,259
Net Assets consist of:
Paid in capital		$16,817,687
Undistributed net investment income		39,788
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		315,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,118,450
Net Assets		$20,291,259
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,628,738 ÷ 669,917 shares)		$14.37
Maximum offering price per share (100/94.25 of $14.37)		$15.25
Class M:
Net Asset Value and redemption price per share ($3,657,616 ÷ 254,645 shares)		$14.36
Maximum offering price per share (100/96.50 of $14.36)		$14.88
Class C:
Net Asset Value and offering price per share ($4,699,287 ÷ 328,927 shares)(a)		$14.29
Class I:
Net Asset Value, offering price and redemption price per share ($2,305,618 ÷ 160,241 shares)		$14.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$233,746
Interest		16
Income from Fidelity Central Funds		10,856
Income before foreign taxes withheld		244,618
Less foreign taxes withheld		(11,835)
Total income		232,783
Expenses
Management fee	$67,938
Transfer agent fees	24,034
Distribution and service plan fees	43,855
Accounting fees and expenses	5,095
Custodian fees and expenses	4,952
Independent trustees' fees and expenses	38
Registration fees	52,522
Audit	32,968
Legal	970
Miscellaneous	63
Total expenses before reductions	232,435
Expense reductions	(71,452)	160,983
Net investment income (loss)		71,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	346,416
Foreign currency transactions	2,303
Total net realized gain (loss)		348,719
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(485,266)
Assets and liabilities in foreign currencies	(92)
Total change in net unrealized appreciation (depreciation)		(485,358)
Net gain (loss)		(136,639)
Net increase (decrease) in net assets resulting from operations		$(64,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,800	$152,280
Net realized gain (loss)	348,719	650,678
Change in net unrealized appreciation (depreciation)	(485,358)	2,291,196
Net increase (decrease) in net assets resulting from operations	(64,839)	3,094,154
Distributions to shareholders from net investment income	(37,271)	(152,524)
Distributions to shareholders from net realized gain	(324,631)	(9,225)
Total distributions	(361,902)	(161,749)
Share transactions - net increase (decrease)	2,980,751	(4,517,781)
Total increase (decrease) in net assets	2,554,010	(1,585,376)
Net Assets
Beginning of period	17,737,249	19,322,625
End of period	$20,291,259	$17,737,249
Other Information
Undistributed net investment income end of period	$39,788	$5,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Equity Income Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.63	$12.44	$12.50	$12.96	$12.20	$10.15
Income from Investment Operations
Net investment income (loss)A	.07	.13	.12	.12	.25B	.19
Net realized and unrealized gain (loss)	(.03)	2.20	.09	.24	.91	2.05
Total from investment operations	.04	2.33	.21	.36	1.16	2.24
Distributions from net investment income	(.04)	(.13)	(.11)	(.11)	(.22)	(.18)
Distributions from net realized gain	(.26)	(.01)	(.16)	(.71)	(.18)	(.01)
Total distributions	(.30)	(.14)	(.27)	(.82)	(.40)	(.19)
Net asset value, end of period	$14.37	$14.63	$12.44	$12.50	$12.96	$12.20
Total ReturnC,D,E	.21%	18.79%	1.72%	2.85%	9.70%	22.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.18%H	2.05%	2.13%	2.42%	2.63%	4.37%
Expenses net of fee waivers, if any	1.45%H	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%H	1.45%	1.45%	1.44%	1.45%	1.43%
Net investment income (loss)	.93%H	.96%	.96%	.95%	1.95%B	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$9,629	$7,441	$6,068	$4,552	$4,025	$2,115
Portfolio turnover rateI	46%H	48%	43%	87%	112%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$12.44	$12.49	$12.95	$12.20	$10.14
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.09	.21B	.16
Net realized and unrealized gain (loss)	(.03)	2.18	.10	.24	.91	2.06
Total from investment operations	.02	2.28	.19	.33	1.12	2.22
Distributions from net investment income	(.02)	(.10)	(.08)	(.08)	(.19)	(.15)
Distributions from net realized gain	(.26)	(.01)	(.16)	(.71)	(.18)	(.01)
Total distributions	(.28)	(.10)C	(.24)	(.79)	(.37)	(.16)
Net asset value, end of period	$14.36	$14.62	$12.44	$12.49	$12.95	$12.20
Total ReturnD,E,F	.11%	18.42%	1.53%	2.59%	9.34%	22.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.46%I	2.35%	2.46%	2.73%	2.96%	4.80%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%I	1.69%	1.70%	1.69%	1.70%	1.68%
Net investment income (loss)	.67%I	.71%	.71%	.70%	1.70%B	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$3,658	$3,573	$2,508	$2,484	$2,014	$1,270
Portfolio turnover rateJ	46%I	48%	43%	87%	112%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding, this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.57	$12.39	$12.46	$12.93	$12.18	$10.14
Income from Investment Operations
Net investment income (loss)A	.01	.03	.03	.03	.15B	.10
Net realized and unrealized gain (loss)	(.03)	2.19	.09	.24	.91	2.06
Total from investment operations	(.02)	2.22	.12	.27	1.06	2.16
Distributions from net investment income	–C	(.03)	(.03)	(.05)	(.14)	(.11)
Distributions from net realized gain	(.26)	(.01)	(.16)	(.70)	(.17)	(.01)
Total distributions	(.26)	(.04)	(.19)	(.74)D	(.31)	(.12)
Net asset value, end of period	$14.29	$14.57	$12.39	$12.46	$12.93	$12.18
Total ReturnE,F,G	(.16)%	17.91%	.99%	2.10%	8.83%	21.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.96%J	2.85%	2.93%	3.23%	3.43%	5.26%
Expenses net of fee waivers, if any	2.20%J	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.19%J	2.20%	2.20%	2.19%	2.20%	2.18%
Net investment income (loss)	.17%J	.21%	.21%	.20%	1.20%B	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$4,699	$4,190	$3,588	$3,225	$3,173	$1,445
Portfolio turnover rateK	46%J	48%	43%	87%	112%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.74 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.695 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Equity Income Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.66	$12.46	$12.51	$12.97	$12.22	$10.15
Income from Investment Operations
Net investment income (loss)A	.09	.16	.15	.15	.28B	.21
Net realized and unrealized gain (loss)	(.04)	2.21	.10	.24	.90	2.07
Total from investment operations	.05	2.37	.25	.39	1.18	2.28
Distributions from net investment income	(.06)	(.16)	(.14)	(.14)	(.25)	(.20)
Distributions from net realized gain	(.26)	(.01)	(.16)	(.71)	(.18)	(.01)
Total distributions	(.32)	(.17)	(.30)	(.85)	(.43)	(.21)
Net asset value, end of period	$14.39	$14.66	$12.46	$12.51	$12.97	$12.22
Total ReturnC,D	.30%	19.12%	2.04%	3.09%	9.86%	22.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.77%	1.68%	2.11%	2.35%	4.46%
Expenses net of fee waivers, if any	1.20%G	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19%G	1.20%	1.20%	1.19%	1.20%	1.18%
Net investment income (loss)	1.17%G	1.21%	1.21%	1.20%	2.20%B	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,306	$2,533	$7,159	$1,167	$1,334	$1,231
Portfolio turnover rateH	46%G	48%	43%	87%	112%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,735,498
Gross unrealized depreciation	(635,932)
Net unrealized appreciation (depreciation)	$3,099,566
Tax cost	$17,474,136

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,055,412 and $4,196,958, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,984	$760
Class M	.25%	.25%	9,520	78
Class C	.75%	.25%	23,351	7,042
			$43,855	$7,880

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,157
Class M	1,141
Class C(a)	267
$5,565

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,382.24
Class M	5,796.30
Class C	6,909.30
Class I	947.08
	$24,034

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31,2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$31,919
Class M	1.70%	14,379
Class C	2.20%	17,789
Class I	1.20%	6,403
		$70,490

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $868 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $94.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$21,155	$62,298
Class M	5,559	20,993
Class C	916	8,251
Class I	9,641	60,982
Total	$37,271	$152,524
From net realized gain
Class A	$138,416	$3,380
Class M	65,448	1,411
Class C	79,111	1,976
Class I	41,656	2,458
Total	$324,631	$9,225

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	192,538	179,123	$2,860,184	$2,402,063
Reinvestment of distributions	10,514	4,618	153,757	62,496
Shares redeemed	(41,680)	(162,932)	(612,537)	(2,152,063)
Net increase (decrease)	161,372	20,809	$2,401,404	$312,496
Class M
Shares sold	63,729	106,443	$932,422	$1,436,955
Reinvestment of distributions	4,843	1,634	70,906	22,204
Shares redeemed	(58,235)	(65,415)	(838,890)	(875,686)
Net increase (decrease)	10,337	42,662	$164,438	$583,473
Class C
Shares sold	59,037	72,843	$864,002	$961,531
Reinvestment of distributions	5,455	745	79,586	10,025
Shares redeemed	(23,268)	(75,518)	(338,496)	(992,138)
Net increase (decrease)	41,224	(1,930)	$605,092	$(20,582)
Class I
Shares sold	24,852	185,075	$371,299	$2,445,899
Reinvestment of distributions	2,964	1,797	43,383	24,321
Shares redeemed	(40,439)	(588,488)	(604,865)	(7,863,388)
Net increase (decrease)	(12,623)	(401,616)	$(190,183)	$(5,393,168)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.45%
Actual		$1,000.00	$1,002.10	$7.20
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,001.10	$8.43
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$998.40	$10.90
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Class I	1.20%
Actual		$1,000.00	$1,003.00	$5.96
Hypothetical-C		$1,000.00	$1,018.84	$6.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGED-SANN-0618
1.938154.105

Fidelity Advisor® International Capital Appreciation Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.0
Naspers Ltd. Class N (South Africa, Media)	1.0
6.7

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	20.9
Industrials	20.1
Information Technology	19.8
Consumer Discretionary	15.6
Materials	6.4

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
United States of America	14.6
France	8.6
United Kingdom	8.0
Japan	7.5
Germany	6.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	83,500	$8,092,820
Australia - 2.9%
Amcor Ltd.	806,461	8,310,560
Aristocrat Leisure Ltd.	493,433	9,898,550
Challenger Ltd.	1,004,829	8,124,010
CSL Ltd.	97,904	12,540,430
realestate.com.au Ltd.	137,245	8,309,054

TOTAL AUSTRALIA		47,182,604

Bailiwick of Jersey - 0.6%
Wolseley PLC	126,834	9,743,370
Belgium - 1.7%
Ageas	156,900	8,422,050
KBC Groep NV	107,713	9,417,373
Umicore SA	164,392	9,183,525

TOTAL BELGIUM		27,022,948

Bermuda - 1.0%
Credicorp Ltd. (United States)	34,461	8,011,838
Hiscox Ltd.	395,100	8,099,180

TOTAL BERMUDA		16,111,018

Brazil - 1.6%
BM&F BOVESPA SA	1,251,800	9,040,460
CVC Brasil Operadora e Agencia de Viagens SA	454,200	7,518,571
Equatorial Energia SA	426,700	8,666,278
Itausa-Investimentos Itau SA	134,015	516,443

TOTAL BRAZIL		25,741,752

Canada - 3.6%
Brookfield Asset Management, Inc. Class A	260,300	10,317,121
Canadian National Railway Co.	162,240	12,531,127
Canadian Pacific Railway Ltd.	54,400	9,926,268
CCL Industries, Inc. Class B	175,350	8,505,626
Constellation Software, Inc.	12,880	9,205,245
Waste Connection, Inc. (Canada)	111,730	8,075,505

TOTAL CANADA		58,560,892

Cayman Islands - 6.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	131,460	23,470,868
JD.com, Inc. sponsored ADR (a)	269,000	9,821,190
Melco Crown Entertainment Ltd. sponsored ADR	274,900	8,579,629
New Oriental Education & Technology Group, Inc. sponsored ADR	98,800	8,876,192
Sands China Ltd.	1,687,400	9,752,128
Shenzhou International Group Holdings Ltd.	837,000	9,136,889
Tencent Holdings Ltd.	593,200	29,163,447

TOTAL CAYMAN ISLANDS		98,800,343

Chile - 0.5%
Banco Santander Chile sponsored ADR	238,000	7,861,140
China - 4.4%
China International Travel Service Corp. Ltd. (A Shares)	993,305	8,120,489
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,282,300	7,766,740
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,047,100	8,475,862
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	490,900	8,649,831
Kweichow Moutai Co. Ltd. (A Shares)	78,300	8,153,303
Midea Group Co. Ltd. Class A	1,019,200	8,286,658
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,242,500	12,140,964
Shanghai International Airport Co. Ltd. (A Shares)	1,118,947	8,788,371

TOTAL CHINA		70,382,218

Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	118,500	9,417,079
Finland - 0.6%
Sampo Oyj (A Shares)	181,100	9,786,662
France - 8.6%
Aeroports de Paris	37,400	8,237,957
Capgemini SA	71,500	9,843,148
Dassault Systemes SA	66,200	8,573,900
Eiffage SA	76,800	9,153,801
Kering SA (b)	19,960	11,560,133
Legrand SA	122,800	9,564,917
LVMH Moet Hennessy - Louis Vuitton SA	45,221	15,737,457
Orpea	65,930	8,467,275
Pernod Ricard SA	64,500	10,713,797
Rubis	108,000	8,412,142
Safran SA	85,600	10,040,039
SR Teleperformance SA	55,700	8,939,295
Thales SA	69,200	8,774,422
VINCI SA (b)	118,600	11,858,067

TOTAL FRANCE		139,876,350

Germany - 6.3%
adidas AG	44,652	10,994,646
Allianz SE	66,003	15,611,287
CTS Eventim AG	169,990	7,973,072
Deutsche Borse AG	74,900	10,073,233
Deutsche Wohnen AG (Bearer)	202,900	9,590,163
Hannover Reuck SE	59,100	8,321,644
Infineon Technologies AG	385,300	9,865,883
Symrise AG	112,900	9,148,283
Vonovia SE	199,500	10,024,523
Wirecard AG	71,700	9,792,754

TOTAL GERMANY		101,395,488

Hong Kong - 2.2%
AIA Group Ltd.	1,827,200	16,330,052
Galaxy Entertainment Group Ltd.	1,105,000	9,671,659
Techtronic Industries Co. Ltd.	1,521,000	8,910,310

TOTAL HONG KONG		34,912,021

India - 4.6%
Adani Ports & Special Economic Zone Ltd.	1,403,969	8,588,200
Eicher Motors Ltd.	19,481	9,102,038
HDFC Bank Ltd.	270,992	8,167,648
Housing Development Finance Corp. Ltd.	403,367	11,412,472
IndusInd Bank Ltd.	291,369	8,288,256
Kotak Mahindra Bank Ltd. (a)	477,520	8,683,173
Maruti Suzuki India Ltd.	67,474	8,920,258
Reliance Industries Ltd.	796,140	11,494,987

TOTAL INDIA		74,657,032

Indonesia - 1.1%
PT Bank Central Asia Tbk	6,076,700	9,608,981
PT Bank Rakyat Indonesia Tbk	37,028,500	8,537,605

TOTAL INDONESIA		18,146,586

Ireland - 2.2%
Accenture PLC Class A	54,500	8,240,400
DCC PLC (United Kingdom)	96,200	9,270,698
Kerry Group PLC Class A	94,120	9,604,212
Kingspan Group PLC (Ireland)	190,260	8,615,924

TOTAL IRELAND		35,731,234

Israel - 0.5%
Frutarom Industries Ltd.	84,354	8,098,003
Italy - 0.5%
Pirelli & C. S.p.A. (c)	928,600	8,078,403
Japan - 7.5%
Daikin Industries Ltd.	92,600	10,846,533
Kansai Paint Co. Ltd.	331,800	7,478,551
Kao Corp.	150,700	10,828,289
Keyence Corp.	20,914	12,812,025
Makita Corp.	200,500	9,023,600
Misumi Group, Inc.	311,700	8,639,325
Nidec Corp.	68,400	10,724,259
Nissan Chemical Industries Co. Ltd.	191,200	8,526,345
Nitori Holdings Co. Ltd.	49,400	8,350,823
Recruit Holdings Co. Ltd.	410,900	9,498,210
Relo Group, Inc.	337,100	7,604,177
Sundrug Co. Ltd.	178,100	9,172,183
Tsuruha Holdings, Inc.	56,100	8,072,201

TOTAL JAPAN		121,576,521

Kenya - 0.5%
Safaricom Ltd.	28,588,800	8,052,179
Korea (South) - 1.2%
LG Chemical Ltd.	28,306	9,515,288
LG Household & Health Care Ltd.	8,004	10,239,260

TOTAL KOREA (SOUTH)		19,754,548

Luxembourg - 0.6%
Eurofins Scientific SA	16,420	8,879,333
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	481,575	8,660,447
Netherlands - 4.3%
ASML Holding NV (Netherlands)	68,500	13,028,495
Ferrari NV	74,800	9,218,021
Heineken NV (Bearer)	100,800	10,626,687
Interxion Holding N.V. (a)	129,779	8,438,231
RELX NV	540,075	11,488,407
Wolters Kluwer NV	172,200	9,322,341
Yandex NV Series A (a)	239,600	7,993,056

TOTAL NETHERLANDS		70,115,238

Philippines - 1.6%
Ayala Land, Inc.	10,970,000	8,633,312
SM Investments Corp.	478,152	8,659,656
SM Prime Holdings, Inc.	12,682,800	8,370,840

TOTAL PHILIPPINES		25,663,808

South Africa - 2.6%
Capitec Bank Holdings Ltd.	117,000	8,329,700
FirstRand Ltd.	1,707,600	9,145,098
Naspers Ltd. Class N	66,230	16,134,924
Sanlam Ltd.	1,295,500	8,183,699

TOTAL SOUTH AFRICA		41,793,421

Spain - 0.6%
Amadeus IT Holding SA Class A	139,760	10,244,593
Sweden - 0.5%
Hexagon AB (B Shares)	149,600	8,678,753
Switzerland - 2.8%
Givaudan SA	4,030	9,023,784
Julius Baer Group Ltd.	150,020	8,903,443
Lonza Group AG	39,603	9,758,883
Partners Group Holding AG	12,120	8,885,146
Sika AG	1,238	9,032,028

TOTAL SWITZERLAND		45,603,284

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	581,470	22,357,522
United Kingdom - 8.0%
Ashtead Group PLC	319,100	8,931,070
Beazley PLC	963,600	7,846,769
Bunzl PLC	296,100	8,605,299
Compass Group PLC	498,250	10,700,676
Croda International PLC	138,700	8,518,203
Halma PLC	499,200	8,405,051
Hargreaves Lansdown PLC	359,800	8,864,050
InterContinental Hotel Group PLC	149,202	9,426,099
Intertek Group PLC	136,600	9,216,684
London Stock Exchange Group PLC	163,900	9,702,569
Prudential PLC	519,920	13,369,254
Rentokil Initial PLC	2,071,200	8,753,863
Rightmove PLC	125,186	7,867,484
St. James's Place Capital PLC	547,400	8,564,727

TOTAL UNITED KINGDOM		128,771,798

United States of America - 14.6%
A.O. Smith Corp.	130,684	8,017,463
Adobe Systems, Inc. (a)	35,860	7,946,576
Alphabet, Inc. Class A (a)	7,900	8,046,782
Amazon.com, Inc. (a)	5,000	7,830,650
Amphenol Corp. Class A	97,062	8,125,060
Cintas Corp.	45,900	7,816,770
Constellation Brands, Inc. Class A (sub. vtg.)	36,200	8,439,306
Danaher Corp.	80,600	8,085,792
Facebook, Inc. Class A (a)	45,800	7,877,600
Fiserv, Inc. (a)	112,858	7,997,118
Global Payments, Inc.	72,900	8,241,345
HEICO Corp. Class A	109,500	7,900,425
Hilton Worldwide Holdings, Inc.	103,600	8,167,824
Intuit, Inc.	45,860	8,474,469
Marriott International, Inc. Class A	60,600	8,282,808
MasterCard, Inc. Class A	46,350	8,262,815
Mettler-Toledo International, Inc. (a)	14,300	8,006,999
Microsoft Corp.	87,000	8,136,240
Moody's Corp.	48,740	7,905,628
MSCI, Inc.	54,190	8,119,288
Northrop Grumman Corp.	25,500	8,212,020
NVIDIA Corp.	37,900	8,523,710
PayPal Holdings, Inc. (a)	110,600	8,251,866
S&P Global, Inc.	42,864	8,084,150
Sherwin-Williams Co.	21,480	7,897,337
The Booking Holdings, Inc. (a)	3,940	8,581,320
TransDigm Group, Inc.	26,300	8,430,991
UnitedHealth Group, Inc.	34,460	8,146,344
Visa, Inc. Class A	65,840	8,353,779

TOTAL UNITED STATES OF AMERICA		236,162,475

TOTAL COMMON STOCKS
(Cost $1,407,907,733)		1,565,911,883

Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Itau Unibanco Holding SA sponsored ADR	768,680	11,168,920
Itausa-Investimentos Itau SA (PN)	2,298,700	8,930,494
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,494,817)		20,099,414

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.74% (d)	22,978,135	22,982,731
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	15,886,715	15,888,304
TOTAL MONEY MARKET FUNDS
(Cost $38,871,035)		38,871,035
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,465,273,585)		1,624,882,332
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,187,272)
NET ASSETS - 100%		$1,617,695,060

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,078,403 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$179,349
Fidelity Securities Lending Cash Central Fund	62,698
Total	$242,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$248,529,379	$143,960,057	$104,569,322	$--
Consumer Staples	102,974,931	77,695,935	25,278,996	--
Energy	11,494,987	--	11,494,987	--
Financials	340,867,347	175,958,472	164,908,875	--
Health Care	63,885,056	51,344,626	12,540,430	--
Industrials	323,374,441	266,338,070	57,036,371	--
Information Technology	322,294,009	267,188,885	55,105,124	--
Materials	103,237,533	94,926,973	8,310,560	--
Real Estate	44,223,015	27,218,863	17,004,152	--
Telecommunication Services	8,052,179	8,052,179	--	--
Utilities	17,078,420	17,078,420	--	--
Money Market Funds	38,871,035	38,871,035	--	--
Total Investments in Securities:	$1,624,882,332	$1,168,633,515	$456,248,817	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$117,461,903
Level 2 to Level 1	$83,132,966

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,190,359) — See accompanying schedule: Unaffiliated issuers (cost $1,426,402,550)	$1,586,011,297
Fidelity Central Funds (cost $38,871,035)	38,871,035
Total Investment in Securities (cost $1,465,273,585)		$1,624,882,332
Foreign currency held at value (cost $530,653)		530,614
Receivable for investments sold		29,908,141
Receivable for fund shares sold		7,798,087
Dividends receivable		3,912,101
Distributions receivable from Fidelity Central Funds		88,018
Prepaid expenses		377
Other receivables		634,610
Total assets		1,667,754,280
Liabilities
Payable for investments purchased	$31,146,045
Payable for fund shares redeemed	865,921
Accrued management fee	1,007,506
Distribution and service plan fees payable	184,688
Other affiliated payables	274,648
Other payables and accrued expenses	691,922
Collateral on securities loaned	15,888,490
Total liabilities		50,059,220
Net Assets		$1,617,695,060
Net Assets consist of:
Paid in capital		$1,449,259,965
Undistributed net investment income		1,945,918
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,546,353
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,942,824
Net Assets		$1,617,695,060
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($221,295,672 ÷ 11,276,461 shares)		$19.62
Maximum offering price per share (100/94.25 of $19.62)		$20.82
Class M:
Net Asset Value and redemption price per share ($99,225,998 ÷ 5,184,387 shares)		$19.14
Maximum offering price per share (100/96.50 of $19.14)		$19.83
Class C:
Net Asset Value and offering price per share ($119,206,952 ÷ 6,881,094 shares)(a)		$17.32
Class I:
Net Asset Value, offering price and redemption price per share ($1,068,063,784 ÷ 50,970,638 shares)		$20.95
Class Z:
Net Asset Value, offering price and redemption price per share ($109,902,654 ÷ 5,240,252 shares)		$20.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$10,274,388
Income from Fidelity Central Funds		242,047
Income before foreign taxes withheld		10,516,435
Less foreign taxes withheld		(874,386)
Total income		9,642,049
Expenses
Management fee
Basic fee	$4,625,866
Performance adjustment	465,116
Transfer agent fees	1,165,008
Distribution and service plan fees	1,020,102
Accounting and security lending fees	304,344
Custodian fees and expenses	199,338
Independent trustees' fees and expenses	2,438
Registration fees	138,525
Audit	36,625
Legal	2,089
Miscellaneous	3,138
Total expenses before reductions	7,962,589
Expense reductions	(320,135)	7,642,454
Net investment income (loss)		1,999,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $288,344)	8,857,305
Fidelity Central Funds	2,403
Foreign currency transactions	(209,475)
Total net realized gain (loss)		8,650,233
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $579,224)	10,176,791
Fidelity Central Funds	6
Assets and liabilities in foreign currencies	(43,102)
Total change in net unrealized appreciation (depreciation)		10,133,695
Net gain (loss)		18,783,928
Net increase (decrease) in net assets resulting from operations		$20,783,523

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,999,595	$1,896,904
Net realized gain (loss)	8,650,233	20,956,403
Change in net unrealized appreciation (depreciation)	10,133,695	135,004,752
Net increase (decrease) in net assets resulting from operations	20,783,523	157,858,059
Distributions to shareholders from net investment income	(1,800,404)	(869,640)
Share transactions - net increase (decrease)	540,687,332	498,875,357
Redemption fees	–	19,108
Total increase (decrease) in net assets	559,670,451	655,882,884
Net Assets
Beginning of period	1,058,024,609	402,141,725
End of period	$1,617,695,060	$1,058,024,609
Other Information
Undistributed net investment income end of period	$1,945,918	$1,746,727

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor International Capital Appreciation Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.14	$15.26	$15.25	$14.77	$13.96	$11.25
Income from Investment Operations
Net investment income (loss)A	.02	.04	.05	.05	.06	.07
Net realized and unrealized gain (loss)	.47	3.86	(.03)	.46	.82	2.73
Total from investment operations	.49	3.90	.02	.51	.88	2.80
Distributions from net investment income	(.01)	(.02)	(.01)	(.03)	(.07)	(.09)
Total distributions	(.01)	(.02)	(.01)	(.03)	(.07)	(.09)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$19.62	$19.14	$15.26	$15.25	$14.77	$13.96
Total ReturnC,D,E	2.56%	25.56%	.12%	3.46%	6.31%	24.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.38%	1.50%	1.58%	1.73%	1.74%
Expenses net of fee waivers, if any	1.31%H	1.37%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.27%H	1.35%	1.43%	1.42%	1.44%	1.39%
Net investment income (loss)	.17%H	.21%	.34%	.30%	.42%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$221,296	$173,948	$127,536	$89,753	$51,567	$49,797
Portfolio turnover rateI	152%H	155%	167%	176%	197%	138%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.68	$14.92	$14.94	$14.47	$13.68	$11.03
Income from Investment Operations
Net investment income (loss)A	(.01)	(.01)	.01	.01	.02	.04
Net realized and unrealized gain (loss)	.47	3.77	(.03)	.46	.81	2.66
Total from investment operations	.46	3.76	(.02)	.47	.83	2.70
Distributions from net investment income	–	–	–	–	(.04)	(.05)
Total distributions	–	–	–	–	(.04)	(.05)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$19.14	$18.68	$14.92	$14.94	$14.47	$13.68
Total ReturnC,D,E	2.46%	25.20%	(.13)%	3.25%	6.07%	24.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.63%	1.76%	1.86%	1.94%	1.96%
Expenses net of fee waivers, if any	1.57%H	1.63%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.52%H	1.61%	1.68%	1.67%	1.69%	1.64%
Net investment income (loss)	(.08)%H	(.04)%	.09%	.05%	.17%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$99,226	$86,547	$62,866	$60,293	$58,454	$60,152
Portfolio turnover rateI	152%H	155%	167%	176%	197%	138%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.95	$13.61	$13.69	$13.33	$12.63	$10.18
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	(.06)	(.06)	(.04)	(.02)
Net realized and unrealized gain (loss)	.42	3.42	(.02)	.42	.74	2.47
Total from investment operations	.37	3.34	(.08)	.36	.70	2.45
Distributions from net investment income	–	–	–	–	–	–
Total distributions	–	–	–	–	–	–
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$17.32	$16.95	$13.61	$13.69	$13.33	$12.63
Total ReturnC,D,E	2.18%	24.54%	(.58)%	2.70%	5.54%	24.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.07%H	2.13%	2.27%	2.33%	2.47%	2.49%
Expenses net of fee waivers, if any	2.06%H	2.12%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.02%H	2.10%	2.18%	2.17%	2.19%	2.14%
Net investment income (loss)	(.58)%H	(.54)%	(.41)%	(.45)%	(.33)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$119,207	$85,022	$42,146	$36,491	$20,910	$21,334
Portfolio turnover rateI	152%H	155%	167%	176%	197%	138%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.44	$16.30	$16.28	$15.75	$14.87	$11.99
Income from Investment Operations
Net investment income (loss)A	.05	.09	.10	.09	.10	.11
Net realized and unrealized gain (loss)	.50	4.11	(.04)	.51	.87	2.89
Total from investment operations	.55	4.20	.06	.60	.97	3.00
Distributions from net investment income	(.04)	(.06)	(.04)	(.07)	(.09)	(.12)
Total distributions	(.04)	(.06)	(.04)	(.07)	(.09)	(.12)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$20.95	$20.44	$16.30	$16.28	$15.75	$14.87
Total ReturnC,D	2.71%	25.87%	.36%	3.80%	6.58%	25.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.09%	1.21%	1.27%	1.38%	1.39%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	.99%G	1.06%	1.18%	1.17%	1.20%	1.14%
Net investment income (loss)	.45%G	.50%	.59%	.55%	.67%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,068,064	$652,774	$169,594	$72,421	$18,449	$7,768
Portfolio turnover rateH	152%G	155%	167%	176%	197%	138%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor International Capital Appreciation Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$16.22
Income from Investment Operations
Net investment income (loss)B	.06	.06
Net realized and unrealized gain (loss)	.51	4.18
Total from investment operations	.57	4.24
Distributions from net investment income	(.06)	–
Total distributions	(.06)	–
Redemption fees added to paid in capitalB	–	–C
Net asset value, end of period	$20.97	$20.46
Total ReturnD,E	2.79%	26.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.96%H
Expenses net of fee waivers, if any	.91%H	.96%H
Expenses net of all reductions	.86%H	.94%H
Net investment income (loss)	.58%H	.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$109,903	$59,734
Portfolio turnover rateI	152%H	155%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$187,644,540
Gross unrealized depreciation	(29,868,273)
Net unrealized appreciation (depreciation)	$157,776,267
Tax cost	$1,467,106,065

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,528,038,280 and $1,004,520,165, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$256,539	$25,821
Class M	.25%	.25%	239,336	2,987
Class C	.75%	.25%	524,227	203,031
			$1,020,102	$231,839

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$143,041
Class M	25,778
Class C(a)	9,261
$178,080

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$206,556.20
Class M	98,668.21
Class C	106,473.20
Class I	734,677.17
Class Z	18,634.05
	$1,165,008

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,502 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,735 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $62,698. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $313,870 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $423.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,842.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$85,926	$139,479
Class I	1,520,196	730,161
Class Z	194,282	–
Total	$1,800,404	$869,640

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	3,604,484	5,604,681	$71,758,548	$95,077,981
Reinvestment of distributions	4,343	9,092	84,071	132,373
Shares redeemed	(1,422,249)	(4,879,929)	(28,250,122)	(77,285,834)
Net increase (decrease)	2,186,578	733,844	$43,592,497	$17,924,520
Class M
Shares sold	956,287	1,315,380	$18,506,802	$22,202,958
Shares redeemed	(405,362)	(895,515)	(7,868,427)	(14,327,827)
Net increase (decrease)	550,925	419,865	$10,638,375	$7,875,131
Class C
Shares sold	2,290,752	2,768,623	$40,251,599	$42,257,866
Shares redeemed	(426,102)	(849,933)	(7,479,761)	(12,496,362)
Net increase (decrease)	1,864,650	1,918,690	$32,771,838	$29,761,504
Class I
Shares sold	23,547,459	27,999,504	$500,078,045	$501,951,139
Reinvestment of distributions	64,781	38,510	1,337,720	597,293
Shares redeemed	(4,579,308)	(6,506,957)	(96,817,763)	(114,106,972)
Net increase (decrease)	19,032,932	21,531,057	$404,598,002	$388,441,460
Class Z
Shares sold	2,571,354	3,021,797	$54,399,308	$56,872,882
Reinvestment of distributions	6,285	–	129,857	–
Shares redeemed	(257,177)	(102,007)	(5,442,545)	(2,000,140)
Net increase (decrease)	2,320,462	2,919,790	$49,086,620	$54,872,742

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.31%
Actual		$1,000.00	$1,025.60	$6.58
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.57%
Actual		$1,000.00	$1,024.60	$7.88
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Class C	2.06%
Actual		$1,000.00	$1,021.80	$10.33
Hypothetical-C		$1,000.00	$1,014.58	$10.29
Class I	1.03%
Actual		$1,000.00	$1,027.10	$5.18
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.91%
Actual		$1,000.00	$1,027.90	$4.58
Hypothetical-C		$1,000.00	$1,020.28	$4.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AICAP-SANN-0618
1.703428.120

Fidelity Advisor® Overseas Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.4
SAP SE (Germany, Software)	1.4
Bayer AG (Germany, Pharmaceuticals)	1.3
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.3
6.9

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	24.4
Industrials	17.1
Health Care	12.8
Consumer Discretionary	11.8
Information Technology	11.2

Top Five Countries as of April 30, 2018

(excluding cash equivalents)	% of fund's net assets
United Kingdom	20.6
Japan	18.3
France	9.8
Germany	8.5
Switzerland	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2018
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 1.9%
Adelaide Brighton Ltd.	474,280	$2,288
Amcor Ltd.	415,551	4,282
Aub Group Ltd.	215,425	2,278
Australia & New Zealand Banking Group Ltd.	46,842	942
Netwealth Group Ltd.	52,505	283
Pact Group Holdings Ltd. (a)	487,436	2,075
realestate.com.au Ltd.	8,420	510

TOTAL AUSTRALIA		12,658

Austria - 0.3%
Andritz AG	41,000	2,206
Bailiwick of Jersey - 1.0%
Sanne Group PLC	233,319	1,995
Wolseley PLC	63,766	4,898

TOTAL BAILIWICK OF JERSEY		6,893

Belgium - 1.1%
Anheuser-Busch InBev SA NV	5,759	575
KBC Groep NV	72,944	6,378

TOTAL BELGIUM		6,953

Bermuda - 1.7%
Credicorp Ltd. (United States)	11,200	2,604
Hiscox Ltd.	194,800	3,993
Hongkong Land Holdings Ltd.	87,700	634
IHS Markit Ltd. (b)	66,501	3,267
SmarTone Telecommunications Holdings Ltd.	517,500	547

TOTAL BERMUDA		11,045

Canada - 0.7%
Constellation Software, Inc.	6,000	4,288
Cayman Islands - 0.4%
HKBN Ltd.	117,500	165
Value Partners Group Ltd.	670,000	634
ZTO Express (Cayman), Inc. sponsored ADR	121,700	2,008

TOTAL CAYMAN ISLANDS		2,807

China - 0.1%
Yunnan Baiyao Group Co. Ltd.	34,163	510
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	47,100	3,743
NNIT A/S (a)	63,213	1,756
Scandinavian Tobacco Group A/S (a)	25,643	429
SimCorp A/S	8,500	619

TOTAL DENMARK		6,547

Finland - 0.1%
Amer Group PLC (A Shares)	14,800	454
Nokian Tyres PLC	11,000	442

TOTAL FINLAND		896

France - 9.8%
Altarea SCA	2,600	662
ALTEN	28,610	2,843
Amundi SA (a)	46,141	3,927
BNP Paribas SA	79,700	6,158
Capgemini SA	45,000	6,195
Compagnie de St. Gobain	83,600	4,391
Edenred SA	118,700	4,085
Elis SA	121,639	2,911
LVMH Moet Hennessy - Louis Vuitton SA (c)	19,579	6,814
Maisons du Monde SA (a)	84,100	3,421
Publicis Groupe SA	29,168	2,184
Sanofi SA	79,712	6,302
Sodexo SA	16,541	1,638
SR Teleperformance SA	22,300	3,579
Total SA	147,786	9,289

TOTAL FRANCE		64,399

Germany - 7.7%
adidas AG	23,190	5,710
Axel Springer Verlag AG	53,500	4,384
Bayer AG	72,913	8,715
Bertrandt AG	5,893	660
Deutsche Post AG	151,729	6,586
Fresenius Medical Care AG & Co. KGaA	41,800	4,241
Fresenius SE & Co. KGaA	76,408	5,844
Hannover Reuck SE	24,300	3,422
JOST Werke AG (a)	6,800	287
SAP SE	80,583	8,953
Scout24 AG (a)	32,200	1,670

TOTAL GERMANY		50,472

Hong Kong - 1.2%
AIA Group Ltd.	793,700	7,093
Dah Sing Banking Group Ltd.	228,400	542
Dah Sing Financial Holdings Ltd.	53,200	355

TOTAL HONG KONG		7,990

India - 0.7%
Axis Bank Ltd.	313,962	2,434
Housing Development Finance Corp. Ltd.	78,885	2,232
PC Jeweller Ltd.	4,161	9

TOTAL INDIA		4,675

Indonesia - 0.6%
PT Astra International Tbk	1,054,800	540
PT Bank Rakyat Indonesia Tbk	13,967,500	3,220

TOTAL INDONESIA		3,760

Ireland - 3.6%
CRH PLC	101,400	3,599
DCC PLC (United Kingdom)	36,900	3,556
Kerry Group PLC Class A	42,000	4,286
Kingspan Group PLC (Ireland)	95,604	4,329
Paddy Power Betfair PLC (Ireland)	39,600	3,919
United Drug PLC (United Kingdom)	311,526	3,924

TOTAL IRELAND		23,613

Israel - 0.8%
Frutarom Industries Ltd.	55,400	5,318
Italy - 1.6%
Banca Generali SpA	88,100	2,864
Intesa Sanpaolo SpA	1,368,570	5,206
Prada SpA	513,000	2,603

TOTAL ITALY		10,673

Japan - 18.3%
AEON Financial Service Co. Ltd.	149,900	3,519
Arc Land Sakamoto Co. Ltd.	83,730	1,323
Arcland Service Holdings Co. Ltd.	170,100	3,644
Bridgestone Corp.	99,800	4,189
Credit Saison Co. Ltd.	35,700	641
Daiichikosho Co. Ltd.	53,200	2,798
Daikin Industries Ltd.	43,300	5,072
Dentsu, Inc.	57,800	2,739
GMO Internet, Inc.	65,700	1,211
Hoya Corp.	126,600	6,789
Ichigo, Inc.	67,400	301
Iriso Electronics Co. Ltd.	39,800	2,527
KDDI Corp.	11,410	306
Keyence Corp.	9,100	5,575
KH Neochem Co. Ltd.	118,400	3,596
Miroku Jyoho Service Co., Ltd.	66,640	1,902
Misumi Group, Inc.	104,290	2,891
Mitsubishi UFJ Financial Group, Inc.	975,800	6,539
Morinaga & Co. Ltd.	53,300	2,599
Nabtesco Corp.	95,600	3,459
Nakanishi, Inc.	208,500	4,360
Nissan Chemical Industries Co. Ltd.	53,700	2,395
Nitori Holdings Co. Ltd.	28,400	4,801
NOF Corp.	83,600	2,497
OBIC Co. Ltd.	39,520	3,315
Olympus Corp.	97,580	3,646
ORIX Corp.	400,380	7,047
Otsuka Corp.	76,000	3,546
Outsourcing, Inc.	6,650	112
PALTAC Corp.	30,300	1,519
Paramount Bed Holdings Co. Ltd.	11,400	567
Recruit Holdings Co. Ltd.	166,140	3,840
Renesas Electronics Corp. (b)	75,700	795
S Foods, Inc.	42,000	1,769
SMC Corp.	10,200	3,893
Software Service, Inc.	565	40
Sundrug Co. Ltd.	65,600	3,378
The Suruga Bank Ltd.	51,300	698
Tsubaki Nakashima Co. Ltd.	75,700	1,791
Tsuruha Holdings, Inc.	29,900	4,302
VT Holdings Co. Ltd.	45,000	205
Welcia Holdings Co. Ltd.	78,900	4,063

TOTAL JAPAN		120,199

Kenya - 0.3%
Safaricom Ltd.	7,254,000	2,043
Korea (South) - 0.3%
LG Chemical Ltd.	5,234	1,759
Luxembourg - 0.1%
B&M European Value Retail S.A.	88,544	494
Netherlands - 4.7%
ASR Nederland NV	7,000	331
Grandvision NV (a)	86,000	2,119
Heineken NV (Bearer)	33,300	3,511
IMCD Group BV	76,290	4,703
ING Groep NV (Certificaten Van Aandelen)	285,509	4,811
Instone Real Estate Group BV (a)(b)	17,400	417
Intertrust NV (a)	34,224	682
Koninklijke Philips Electronics NV	132,028	5,588
Unilever NV (NY Reg.)	147,987	8,453

TOTAL NETHERLANDS		30,615

New Zealand - 0.6%
EBOS Group Ltd.	191,422	2,395
Trade Maine Group Ltd.	566,330	1,853

TOTAL NEW ZEALAND		4,248

Norway - 1.4%
Schibsted ASA:
(A Shares)	99,100	2,898
(B Shares)	27,850	750
Skandiabanken ASA (a)	32,300	292
Statoil ASA	208,811	5,340

TOTAL NORWAY		9,280

Panama - 0.3%
Copa Holdings SA Class A	17,020	1,994
Spain - 3.0%
Amadeus IT Holding SA Class A	74,896	5,490
CaixaBank SA	797,700	3,879
Grifols SA ADR	216,400	4,397
Masmovil Ibercom SA (b)	12,762	1,843
Prosegur Cash SA (a)	1,445,000	4,223

TOTAL SPAIN		19,832

Sweden - 3.7%
Addlife AB	62,954	1,319
Alfa Laval AB	131,900	3,279
Essity AB Class B	155,100	3,950
HEXPOL AB (B Shares) (c)	329,100	3,420
Indutrade AB	136,000	3,221
Nordea Bank AB	524,400	5,353
Swedbank AB (A Shares)	165,695	3,613

TOTAL SWEDEN		24,155

Switzerland - 5.3%
Credit Suisse Group AG	284,129	4,792
Julius Baer Group Ltd.	77,370	4,592
Kaba Holding AG (B Shares) (Reg.)	3,780	2,937
Lonza Group AG	15,831	3,901
Roche Holding AG (participation certificate)	45,536	10,116
Sika AG	434	3,166
UBS Group AG	315,734	5,343

TOTAL SWITZERLAND		34,847

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	374,300	2,846
United Microelectronics Corp.	6,422,000	3,457

TOTAL TAIWAN		6,303

United Kingdom - 20.6%
Admiral Group PLC	158,500	4,349
Aggreko PLC	21,216	214
Ascential PLC	695,874	4,037
BCA Marketplace PLC	202,000	530
Beazley PLC	273,300	2,226
British American Tobacco PLC (United Kingdom)	146,805	8,052
Charter Court Financial Services Group PLC	105,700	458
Cineworld Group PLC	1,192,995	4,277
Close Brothers Group PLC	16,218	343
Compass Group PLC	240,707	5,170
Conviviality PLC (d)	414,300	289
Cranswick PLC	45,955	1,844
Dechra Pharmaceuticals PLC	58,200	2,197
Diploma PLC	185,200	3,075
DS Smith PLC	426,000	3,064
Halma PLC	189,408	3,189
Hastings Group Holdings PLC (a)	601,278	2,285
Hilton Food Group PLC	147,245	1,796
IntegraFin Holdings PLC (b)	509,300	2,005
Intertek Group PLC	50,490	3,407
James Fisher and Sons PLC	87,547	2,018
John Wood Group PLC	244,300	1,912
JTC PLC (a)(b)	242,000	1,021
Liberty Global PLC Class C (b)	16,400	477
LivaNova PLC (b)	45,942	4,079
Lloyds Banking Group PLC	720,280	639
London Stock Exchange Group PLC	87,930	5,205
Melrose Industries PLC	1,528,911	4,799
Micro Focus International PLC	149,561	2,579
Prudential PLC	313,111	8,051
Reckitt Benckiser Group PLC	81,930	6,427
Rentokil Initial PLC	712,000	3,009
Rio Tinto PLC	85,554	4,663
Rolls-Royce Holdings PLC	285,577	3,302
Rotork PLC	612,363	2,774
Sabre Insurance Group PLC (a)(b)	237,600	837
Schroders PLC	79,179	3,598
Sinclair Pharma PLC (b)	949,647	196
Spectris PLC	116,528	4,315
St. James's Place Capital PLC	317,300	4,965
Standard Life PLC	832,757	4,188
The Weir Group PLC	161,600	4,752
Ultra Electronics Holdings PLC	120,209	2,330
Victrex PLC	91,200	3,292
Volution Group PLC	818,300	2,219
Zpg PLC	163,400	808

TOTAL UNITED KINGDOM		135,262

United States of America - 3.2%
Alphabet, Inc. Class C (b)	3,083	3,136
Boston Scientific Corp. (b)	101,400	2,912
Moody's Corp.	21,230	3,444
S&P Global, Inc.	31,203	5,885
Sherwin-Williams Co.	7,600	2,794
Worldpay, Inc. (b)	33,300	2,705

TOTAL UNITED STATES OF AMERICA		20,876

TOTAL COMMON STOCKS
(Cost $530,799)		637,610

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	43,400	5,524
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (b)	20,275,967	28
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,708)		5,552

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (e)	15,101,274	15,104
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	5,422,095	5,423
TOTAL MONEY MARKET FUNDS
(Cost $20,527)		20,527
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $557,034)		663,689
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,893)
NET ASSETS - 100%		$656,796

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,441,000 or 3.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$58
Fidelity Securities Lending Cash Central Fund	110
Total	$168

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$78,236	$66,632	$11,604	$--
Consumer Staples	60,818	46,050	14,479	289
Energy	18,559	3,930	14,629	--
Financials	162,161	103,639	58,522	--
Health Care	83,794	48,322	35,472	--
Industrials	111,994	105,408	6,586	--
Information Technology	72,474	54,129	18,345	--
Materials	48,208	31,301	16,907	--
Real Estate	2,014	1,380	634	--
Telecommunication Services	4,904	3,886	1,018	--
Money Market Funds	20,527	20,527	--	--
Total Investments in Securities:	$663,689	$485,204	$178,196	$289

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$50,536
Level 2 to Level 1	$122,088

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,238) — See accompanying schedule: Unaffiliated issuers (cost $536,507)	$643,162
Fidelity Central Funds (cost $20,527)	20,527
Total Investment in Securities (cost $557,034)		$663,689
Cash		33
Foreign currency held at value (cost $267)		266
Receivable for investments sold		526
Receivable for fund shares sold		866
Dividends receivable		3,322
Distributions receivable from Fidelity Central Funds		35
Other receivables		83
Total assets		668,820
Liabilities
Payable for investments purchased	$1,577
Payable for fund shares redeemed	4,330
Accrued management fee	358
Distribution and service plan fees payable	134
Other affiliated payables	129
Other payables and accrued expenses	73
Collateral on securities loaned	5,423
Total liabilities		12,024
Net Assets		$656,796
Net Assets consist of:
Paid in capital		$535,177
Undistributed net investment income		3,134
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,896
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		106,589
Net Assets		$656,796
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,786 ÷ 2,292.78 shares)		$24.77
Maximum offering price per share (100/94.25 of $24.77)		$26.28
Class M:
Net Asset Value and redemption price per share ($259,458 ÷ 10,198.21 shares)		$25.44
Maximum offering price per share (100/96.50 of $25.44)		$26.36
Class C:
Net Asset Value and offering price per share ($15,900 ÷ 661.71 shares)(a)		$24.03
Class I:
Net Asset Value, offering price and redemption price per share ($315,753 ÷ 12,483.28 shares)		$25.29
Class Z:
Net Asset Value, offering price and redemption price per share ($8,899 ÷ 351.82 shares)		$25.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$7,673
Income from Fidelity Central Funds		168
Income before foreign taxes withheld		7,841
Less foreign taxes withheld		(663)
Total income		7,178
Expenses
Management fee
Basic fee	$2,225
Performance adjustment	50
Transfer agent fees	620
Distribution and service plan fees	841
Accounting and security lending fees	165
Custodian fees and expenses	60
Independent trustees' fees and expenses	1
Registration fees	58
Audit	44
Legal	2
Miscellaneous	3
Total expenses before reductions	4,069
Expense reductions	(28)	4,041
Net investment income (loss)		3,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,895
Fidelity Central Funds	(1)
Foreign currency transactions	(38)
Total net realized gain (loss)		12,856
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,454)
Assets and liabilities in foreign currencies	(24)
Total change in net unrealized appreciation (depreciation)		(3,478)
Net gain (loss)		9,378
Net increase (decrease) in net assets resulting from operations		$12,515

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,137	$6,691
Net realized gain (loss)	12,856	33,853
Change in net unrealized appreciation (depreciation)	(3,478)	95,260
Net increase (decrease) in net assets resulting from operations	12,515	135,804
Distributions to shareholders from net investment income	(5,732)	(6,346)
Distributions to shareholders from net realized gain	(17,697)	(438)
Total distributions	(23,429)	(6,784)
Share transactions - net increase (decrease)	2,309	(85,843)
Redemption fees	–	3
Total increase (decrease) in net assets	(8,605)	43,180
Net Assets
Beginning of period	665,401	622,221
End of period	$656,796	$665,401
Other Information
Undistributed net investment income end of period	$3,134	$5,729

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Overseas Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.20	$20.40	$21.59	$21.09	$21.61	$16.76
Income from Investment Operations
Net investment income (loss)A	.11	.23	.20	.19	.24	.17
Net realized and unrealized gain (loss)	.36	4.78	(1.31)	.33	(.50)	4.97
Total from investment operations	.47	5.01	(1.11)	.52	(.26)	5.14
Distributions from net investment income	(.22)	(.20)	(.08)	(.02)	(.18)	(.25)
Distributions from net realized gain	(.69)	(.02)	–	–	(.08)	(.04)
Total distributions	(.90)B	(.21)C	(.08)	(.02)	(.26)	(.29)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$24.77	$25.20	$20.40	$21.59	$21.09	$21.61
Total ReturnE,F,G	1.95%	24.86%	(5.16)%	2.46%	(1.24)%	31.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.24%J	1.25%	1.36%	1.35%	1.30%	1.37%
Expenses net of fee waivers, if any	1.24%J	1.25%	1.35%	1.35%	1.30%	1.37%
Expenses net of all reductions	1.23%J	1.23%	1.35%	1.34%	1.30%	1.36%
Net investment income (loss)	.91%J	1.05%	.96%	.89%	1.10%	.91%
Supplemental Data
Net assets, end of period (in millions)	$57	$69	$58	$78	$65	$69
Portfolio turnover rateK	34%J	42%	94%	29%	39%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.84	$20.91	$22.11	$21.62	$22.16	$17.16
Income from Investment Operations
Net investment income (loss)A	.09	.19	.16	.15	.21	.14
Net realized and unrealized gain (loss)	.37	4.90	(1.34)	.34	(.52)	5.11
Total from investment operations	.46	5.09	(1.18)	.49	(.31)	5.25
Distributions from net investment income	(.17)	(.15)	(.02)	–	(.15)	(.21)
Distributions from net realized gain	(.69)	(.02)	–	–	(.08)	(.04)
Total distributions	(.86)	(.16)B	(.02)	–	(.23)	(.25)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$25.44	$25.84	$20.91	$22.11	$21.62	$22.16
Total ReturnD,E,F	1.82%	24.57%	(5.34)%	2.27%	(1.42)%	30.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%I	1.46%	1.56%	1.55%	1.48%	1.53%
Expenses net of fee waivers, if any	1.47%I	1.46%	1.56%	1.55%	1.48%	1.53%
Expenses net of all reductions	1.46%I	1.44%	1.56%	1.55%	1.48%	1.52%
Net investment income (loss)	.69%I	.84%	.76%	.69%	.92%	.74%
Supplemental Data
Net assets, end of period (in millions)	$259	$272	$237	$285	$293	$329
Portfolio turnover rateJ	34%I	42%	94%	29%	39%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.41	$19.74	$20.98	$20.63	$21.21	$16.43
Income from Investment Operations
Net investment income (loss)A	.01	.05	.03	.02	.07	.03
Net realized and unrealized gain (loss)	.35	4.64	(1.27)	.33	(.50)	4.89
Total from investment operations	.36	4.69	(1.24)	.35	(.43)	4.92
Distributions from net investment income	(.06)	(.01)	–	–	(.07)	(.10)
Distributions from net realized gain	(.69)	(.02)	–	–	(.08)	(.04)
Total distributions	(.74)B	(.02)C	–	–	(.15)	(.14)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$24.03	$24.41	$19.74	$20.98	$20.63	$21.21
Total ReturnE,F,G	1.53%	23.81%	(5.91)%	1.70%	(2.06)%	30.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.06%	2.16%	2.15%	2.08%	2.12%
Expenses net of fee waivers, if any	2.05%J	2.05%	2.16%	2.15%	2.08%	2.12%
Expenses net of all reductions	2.05%J	2.04%	2.16%	2.14%	2.08%	2.10%
Net investment income (loss)	.10%J	.24%	.16%	.09%	.32%	.16%
Supplemental Data
Net assets, end of period (in millions)	$16	$17	$16	$19	$19	$21
Portfolio turnover rateK	34%J	42%	94%	29%	39%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.74 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.74	$20.86	$22.06	$21.55	$22.07	$17.11
Income from Investment Operations
Net investment income (loss)A	.15	.31	.27	.27	.32	.24
Net realized and unrealized gain (loss)	.36	4.87	(1.33)	.34	(.52)	5.08
Total from investment operations	.51	5.18	(1.06)	.61	(.20)	5.32
Distributions from net investment income	(.28)	(.29)	(.14)	(.10)	(.24)	(.31)
Distributions from net realized gain	(.69)	(.02)	–	–	(.08)	(.04)
Total distributions	(.96)B	(.30)C	(.14)	(.10)	(.32)	(.36)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$25.29	$25.74	$20.86	$22.06	$21.55	$22.07
Total ReturnF,G	2.06%	25.24%	(4.85)%	2.82%	(.95)%	31.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.95%J	.95%	1.04%	1.03%	.96%	1.02%
Expenses net of fee waivers, if any	.95%J	.94%	1.04%	1.03%	.96%	1.02%
Expenses net of all reductions	.95%J	.92%	1.03%	1.02%	.96%	1.01%
Net investment income (loss)	1.20%J	1.35%	1.28%	1.21%	1.44%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$316	$306	$311	$298	$330	$307
Portfolio turnover rateK	34%J	42%	94%	29%	39%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Overseas Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.76	$20.88
Income from Investment Operations
Net investment income (loss)B	.17	.19
Net realized and unrealized gain (loss)	.36	4.69
Total from investment operations	.53	4.88
Distributions from net investment income	(.31)	–
Distributions from net realized gain	(.69)	–
Total distributions	(1.00)	–
Net asset value, end of period	$25.29	$25.76
Total ReturnC,D	2.12%	23.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.82%G
Expenses net of fee waivers, if any	.82%G	.82%G
Expenses net of all reductions	.82%G	.80%G
Net investment income (loss)	1.33%G	1.02%G
Supplemental Data
Net assets, end of period (in millions)	$9	$2
Portfolio turnover rateH	34%G	42%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$126,840
Gross unrealized depreciation	(20,465)
Net unrealized appreciation (depreciation)	$106,375
Tax cost	$557,314

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $111,266 and $128,592, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$82	$3
Class M	.25%	.25%	675	31
Class C	.75%	.25%	84	6
			$841	$40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	1
Class C(a)	–(b)
$9

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$70.21
Class M	253.19
Class C	23.28
Class I	273.17
Class Z	1.05
	$620

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $110. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$594	$558
Class M	1,791	1,667
Class C	39	7
Class I	3,264	4,114
Class Z	44	–
Total	$5,732	$6,346
From net realized gain
Class A	$1,858	$42
Class M	7,176	169
Class C	467	12
Class I	8,100	215
Class Z	96	–
Total	$17,697	$438

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017(a)	Six months ended April 30, 2018	Year ended October 31, 2017(a)
Class A
Shares sold	216	643	$5,385	$14,062
Reinvestment of distributions	97	29	2,369	573
Shares redeemed	(762)	(770)	(18,795)	(16,696)
Net increase (decrease)	(449)	(98)	$(11,041)	$(2,061)
Class M
Shares sold	887	1,813	$22,833	$41,652
Reinvestment of distributions	354	88	8,851	1,797
Shares redeemed	(1,561)	(2,730)	(39,965)	(62,206)
Net increase (decrease)	(320)	(829)	$(8,281)	$(18,757)
Class C
Shares sold	73	124	$1,777	$2,679
Reinvestment of distributions	20	1	477	17
Shares redeemed	(111)	(233)	(2,695)	(5,021)
Net increase (decrease)	(18)	(108)	$(441)	$(2,325)
Class I
Shares sold	2,045	1,350	$51,582	$30,881
Reinvestment of distributions	332	138	8,235	2,779
Shares redeemed	(1,799)	(4,514)	(45,223)	(97,807)
Net increase (decrease)	578	(3,026)	$14,594	$(64,147)
Class Z
Shares sold	315	67	$8,039	$1,653
Reinvestment of distributions	5	–	118	–
Shares redeemed	(27)	(8)	(679)	(206)
Net increase (decrease)	293	59	$7,478	$1,447

 (a) Share transactions for Class Z are for the period February1, 2017 (commencement of sale of shares) to October 31, 2017

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.24%
Actual		$1,000.00	$1,019.50	$6.21
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.47%
Actual		$1,000.00	$1,018.20	$7.36
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Class C	2.05%
Actual		$1,000.00	$1,015.30	$10.24
Hypothetical-C		$1,000.00	$1,014.63	$10.24
Class I	.95%
Actual		$1,000.00	$1,020.60	$4.76
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.82%
Actual		$1,000.00	$1,021.20	$4.11
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

OS-SANN-0618
1.703565.120

Fidelity Advisor® Value Leaders Fund Class A, Class M, Class C and Class I Semi-Annual Report April 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2018

% of fund's net assets
Berkshire Hathaway, Inc. Class B	5.3
CVS Health Corp.	4.6
Wells Fargo & Co.	4.4
Cigna Corp.	4.0
Amgen, Inc.	3.9
U.S. Bancorp	3.1
Exxon Mobil Corp.	3.0
Prudential PLC	2.8
CBRE Group, Inc.	2.8
Time Warner, Inc.	2.7
36.6

Top Five Market Sectors as of April 30, 2018

% of fund's net assets
Financials	26.6
Health Care	15.1
Consumer Discretionary	14.1
Consumer Staples	12.1
Energy	11.3

Asset Allocation (% of fund's net assets)

As of April 30, 2018*
Stocks	95.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 24.3%

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Media - 12.2%
Comcast Corp. Class A	24,100	$756,499
Interpublic Group of Companies, Inc.	21,400	504,826
Lions Gate Entertainment Corp. Class B	13,250	305,015
The Walt Disney Co.	6,900	692,277
Time Warner, Inc.	9,000	853,200
Twenty-First Century Fox, Inc. Class A	19,800	723,888
		3,835,705
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	3,700	590,779

TOTAL CONSUMER DISCRETIONARY		4,426,484

CONSUMER STAPLES - 12.1%
Beverages - 1.9%
C&C Group PLC	161,002	606,609
Food & Staples Retailing - 4.6%
CVS Health Corp.	20,500	1,431,515
Food Products - 3.0%
Kellogg Co.	5,600	329,840
The J.M. Smucker Co.	5,300	604,624
		934,464
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	15,100	824,762

TOTAL CONSUMER STAPLES		3,797,350

ENERGY - 11.3%
Energy Equipment & Services - 1.9%
Baker Hughes, a GE Co. Class A	16,400	592,204
Oil, Gas & Consumable Fuels - 9.4%
Exxon Mobil Corp.	12,200	948,550
GasLog Partners LP	24,000	570,000
Golar LNG Partners LP	22,000	441,320
Teekay Corp. (a)	16,009	141,199
Teekay LNG Partners LP	29,000	529,250
Teekay Offshore Partners LP	125,900	351,261
		2,981,580

TOTAL ENERGY		3,573,784

FINANCIALS - 26.6%
Banks - 9.7%
JPMorgan Chase & Co.	6,425	698,912
U.S. Bancorp	19,171	967,177
Wells Fargo & Co.	26,426	1,373,095
		3,039,184
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	2,000	476,660
Consumer Finance - 1.9%
Discover Financial Services	8,600	612,750
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class B (b)	8,600	1,666,078
Insurance - 8.2%
Allstate Corp.	1,740	170,207
Chubb Ltd.	5,400	732,618
Prudential PLC	34,573	889,012
The Travelers Companies, Inc.	5,900	776,440
		2,568,277

TOTAL FINANCIALS		8,362,949

HEALTH CARE - 15.1%
Biotechnology - 5.6%
Amgen, Inc.	7,000	1,221,360
Dyax Corp. rights 12/31/19 (b)(c)	15,500	54,405
Shire PLC sponsored ADR	3,019	481,319
		1,757,084
Health Care Providers & Services - 6.5%
Anthem, Inc.	3,300	778,767
Cigna Corp.	7,400	1,271,468
		2,050,235
Pharmaceuticals - 3.0%
Allergan PLC	2,800	430,220
Bayer AG	4,300	513,934
		944,154

TOTAL HEALTH CARE		4,751,473

INDUSTRIALS - 3.7%
Aerospace & Defense - 2.3%
United Technologies Corp.	6,200	744,930
Professional Services - 1.4%
Nielsen Holdings PLC	13,800	434,010

TOTAL INDUSTRIALS		1,178,940

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 2.5%
Cisco Systems, Inc.	17,464	773,481
Internet Software & Services - 1.5%
Alphabet, Inc. Class A (b)	479	487,900
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A	7,300	597,286
The Western Union Co.	21,600	426,600
		1,023,886
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,900	313,994

TOTAL INFORMATION TECHNOLOGY		2,599,261

MATERIALS - 1.4%
Chemicals - 1.4%
LyondellBasell Industries NV Class A	4,200	444,066
REAL ESTATE - 2.8%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. (b)	19,200	869,952
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	3,800	150,784
TOTAL COMMON STOCKS
(Cost $26,429,648)		30,155,043

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.74% (d)	1,365,381	1,365,654
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	157,251	157,266
TOTAL MONEY MARKET FUNDS
(Cost $1,522,920)		1,522,920
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $27,952,568)		31,677,963
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(212,272)
NET ASSETS - 100%		$31,465,691

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,472
Fidelity Securities Lending Cash Central Fund	14,391
Total	$18,863

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,426,484	$4,426,484	$--	$--
Consumer Staples	3,797,350	3,797,350	--	--
Energy	3,573,784	3,573,784	--	--
Financials	8,362,949	7,473,937	889,012	--
Health Care	4,751,473	4,183,134	513,934	54,405
Industrials	1,178,940	1,178,940	--	--
Information Technology	2,599,261	2,599,261	--	--
Materials	444,066	444,066	--	--
Real Estate	869,952	869,952	--	--
Utilities	150,784	150,784	--	--
Money Market Funds	1,522,920	1,522,920	--	--
Total Investments in Securities:	$31,677,963	$30,220,612	$1,402,946	$54,405

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
United Kingdom	6.8%
Marshall Islands	6.4%
Ireland	3.3%
Switzerland	2.3%
Germany	1.6%
Bailiwick of Jersey	1.5%
Netherlands	1.4%
Canada	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $149,940) — See accompanying schedule: Unaffiliated issuers (cost $26,429,648)	$30,155,043
Fidelity Central Funds (cost $1,522,920)	1,522,920
Total Investment in Securities (cost $27,952,568)		$31,677,963
Receivable for investments sold		15,944
Receivable for fund shares sold		4,438
Dividends receivable		33,066
Distributions receivable from Fidelity Central Funds		2,672
Prepaid expenses		18
Receivable from investment adviser for expense reductions		9,544
Other receivables		169
Total assets		31,743,814
Liabilities
Payable for investments purchased	$17,831
Payable for fund shares redeemed	49,939
Accrued management fee	10,453
Distribution and service plan fees payable	10,298
Other affiliated payables	6,845
Audit fees payable	24,251
Other payables and accrued expenses	1,256
Collateral on securities loaned	157,250
Total liabilities		278,123
Net Assets		$31,465,691
Net Assets consist of:
Paid in capital		$26,612,904
Distributions in excess of net investment income		(2,424)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,130,112
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,725,099
Net Assets		$31,465,691
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,181,304 ÷ 843,482 shares)		$19.18
Maximum offering price per share (100/94.25 of $19.18)		$20.35
Class M:
Net Asset Value and redemption price per share ($5,545,718 ÷ 288,230 shares)		$19.24
Maximum offering price per share (100/96.50 of $19.24)		$19.94
Class C:
Net Asset Value and offering price per share ($5,414,118 ÷ 290,744 shares)(a)		$18.62
Class I:
Net Asset Value, offering price and redemption price per share ($4,324,551 ÷ 223,892 shares)		$19.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2018 (Unaudited)
Investment Income
Dividends		$284,303
Income from Fidelity Central Funds		18,863
Total income		303,166
Expenses
Management fee
Basic fee	$89,931
Performance adjustment	(19,579)
Transfer agent fees	36,525
Distribution and service plan fees	64,602
Accounting and security lending fees	6,538
Custodian fees and expenses	1,803
Independent trustees' fees and expenses	66
Registration fees	32,995
Audit	30,451
Legal	1,525
Miscellaneous	114
Total expenses before reductions	244,971
Expense reductions	(14,398)	230,573
Net investment income (loss)		72,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,495,785
Fidelity Central Funds	(39)
Foreign currency transactions	27
Total net realized gain (loss)		1,495,773
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(629,937)
Fidelity Central Funds	47
Assets and liabilities in foreign currencies	(302)
Total change in net unrealized appreciation (depreciation)		(630,192)
Net gain (loss)		865,581
Net increase (decrease) in net assets resulting from operations		$938,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,593	$156,901
Net realized gain (loss)	1,495,773	951,998
Change in net unrealized appreciation (depreciation)	(630,192)	4,323,474
Net increase (decrease) in net assets resulting from operations	938,174	5,432,373
Distributions to shareholders from net investment income	(177,168)	(117,871)
Share transactions - net increase (decrease)	(2,679,631)	(3,454,904)
Total increase (decrease) in net assets	(1,918,625)	1,859,598
Net Assets
Beginning of period	33,384,316	31,524,718
End of period	$31,465,691	$33,384,316
Other Information
Undistributed net investment income end of period	$–	$102,151
Distributions in excess of net investment income end of period	$(2,424)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Leaders Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.81	$16.03	$16.34	$15.79	$13.73	$10.82
Income from Investment Operations
Net investment income (loss)A	.06	.11	.12	.29	.12	.10
Net realized and unrealized gain (loss)	.44	2.75	(.15)B	.39C	1.94	3.01
Total from investment operations	.50	2.86	(.03)	.68	2.06	3.11
Distributions from net investment income	(.13)	(.08)	(.27)	(.12)	–	(.20)
Distributions from net realized gain	–	–	(.02)	(.01)	–	–
Total distributions	(.13)	(.08)	(.28)D	(.13)	–	(.20)
Net asset value, end of period	$19.18	$18.81	$16.03	$16.34	$15.79	$13.73
Total ReturnE,F,G	2.63%	17.87%	(.18)%B	4.32%C	15.00%	29.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.39%	1.47%	1.49%	1.30%	1.33%
Expenses net of fee waivers, if any	1.25%J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%J	1.25%	1.24%	1.25%	1.25%	1.23%
Net investment income (loss)	.57%J	.61%	.77%	1.78%	.78%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$16,181	$17,848	$16,448	$18,237	$15,067	$15,339
Portfolio turnover rateK	37%J	34%	63%	54%	182%	87%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.24)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.01%

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$16.04	$16.33	$15.78	$13.75	$10.82
Income from Investment Operations
Net investment income (loss)A	.03	.07	.08	.25	.08	.07
Net realized and unrealized gain (loss)	.45	2.75	(.16)B	.39C	1.95	3.02
Total from investment operations	.48	2.82	(.08)	.64	2.03	3.09
Distributions from net investment income	(.06)	(.04)	(.20)	(.08)	–	(.16)
Distributions from net realized gain	–	–	(.02)	(.01)	–	–
Total distributions	(.06)	(.04)	(.21)D	(.09)	–	(.16)
Net asset value, end of period	$19.24	$18.82	$16.04	$16.33	$15.78	$13.75
Total ReturnE,F,G	2.55%	17.60%	(.49)%B	4.04%C	14.76%	28.97%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.67%	1.77%	1.78%	1.58%	1.60%
Expenses net of fee waivers, if any	1.50%J	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%J	1.50%	1.49%	1.50%	1.50%	1.48%
Net investment income (loss)	.32%J	.37%	.52%	1.53%	.53%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$5,546	$5,866	$6,732	$7,672	$7,819	$6,569
Portfolio turnover rateK	37%J	34%	63%	54%	182%	87%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.55)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.73%

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.017 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.21	$15.56	$15.88	$15.35	$13.44	$10.59
Income from Investment Operations
Net investment income (loss)A	(.02)	(.02)	–B	.17	–B	.01
Net realized and unrealized gain (loss)	.43	2.67	(.16)C	.37D	1.91	2.95
Total from investment operations	.41	2.65	(.16)	.54	1.91	2.96
Distributions from net investment income	–	–	(.15)	–	–	(.11)
Distributions from net realized gain	–	–	(.02)	(.01)	–	–
Total distributions	–	–	(.16)E	(.01)	–	(.11)
Net asset value, end of period	$18.62	$18.21	$15.56	$15.88	$15.35	$13.44
Total ReturnF,G,H	2.25%	17.03%	(1.00)%C	3.54%D	14.21%	28.27%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.16%K	2.22%	2.29%	2.29%	2.09%	2.08%
Expenses net of fee waivers, if any	2.00%K	1.99%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%K	1.99%	1.99%	2.00%	2.00%	1.97%
Net investment income (loss)	(.18)%K	(.13)%	.02%	1.03%	.03%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,414	$5,619	$5,057	$5,662	$4,458	$4,340
Portfolio turnover rateL	37%K	34%	63%	54%	182%	87%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.06)%

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 3.23%

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.017 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Leaders Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.97	$16.16	$16.48	$15.93	$13.81	$10.89
Income from Investment Operations
Net investment income (loss)A	.08	.16	.16	.34	.15	.14
Net realized and unrealized gain (loss)	.45	2.77	(.15)B	.39C	1.97	3.02
Total from investment operations	.53	2.93	.01	.73	2.12	3.16
Distributions from net investment income	(.18)	(.12)	(.31)	(.17)	–	(.24)
Distributions from net realized gain	–	–	(.02)	(.01)	–	–
Total distributions	(.18)	(.12)	(.33)	(.18)	–	(.24)
Net asset value, end of period	$19.32	$18.97	$16.16	$16.48	$15.93	$13.81
Total ReturnD,E	2.81%	18.19%	.03%B	4.58%C	15.35%	29.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.12%	1.18%	1.18%	1.01%	.94%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	.94%
Expenses net of all reductions	1.00%H	1.00%	.99%	1.00%	1.00%	.92%
Net investment income (loss)	.83%H	.87%	1.02%	2.03%	1.03%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,325	$4,052	$3,287	$3,052	$1,261	$1,767
Portfolio turnover rateI	37%H	34%	63%	54%	182%	87%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.03)%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 4.27%

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2018

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,929,359
Gross unrealized depreciation	(1,308,873)
Net unrealized appreciation (depreciation)	$3,620,486
Tax cost	$ 28,057,477

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(169,201)
Total capital loss carryforward	$(169,201)

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $5,962,447 and $8,440,511, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,377	$1,075
Class M	.25%	.25%	14,998	191
Class C	.75%	.25%	28,227	2,040
			$64,602	$3,306

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,934
Class M	688
Class C(a)	228
$3,850

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$17,324.20
Class M	7,170.24
Class C	8,239.29
Class I	3,792.17
	$36,525

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $161 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,416. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$5,548
Class M	1.50%	3,021
Class C	2.00%	4,364
Class I	1.00%	891
		$13,824

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $373 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $171.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2018	Year ended October 31, 2017
From net investment income
Class A	$113,174	$78,085
Class M	19,042	16,949
Class I	44,952	22,837
Total	$177,168	$117,871

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2018	Year ended October 31, 2017	Six months ended April 30, 2018	Year ended October 31, 2017
Class A
Shares sold	41,481	133,168	$813,496	$2,414,399
Reinvestment of distributions	5,767	4,407	111,530	76,682
Shares redeemed	(152,739)	(214,986)	(2,987,101)	(3,879,909)
Net increase (decrease)	(105,491)	(77,411)	$(2,062,075)	$(1,388,828)
Class M
Shares sold	7,625	47,575	$148,918	$846,154
Reinvestment of distributions	959	936	18,619	16,345
Shares redeemed	(32,000)	(156,483)	(624,111)	(2,880,230)
Net increase (decrease)	(23,416)	(107,972)	$(456,574)	$(2,017,731)
Class C
Shares sold	12,190	106,588	$233,195	$1,841,507
Shares redeemed	(30,088)	(122,931)	(566,117)	(2,160,674)
Net increase (decrease)	(17,898)	(16,343)	$(332,922)	$(319,167)
Class I
Shares sold	71,125	155,909	$1,373,235	$2,906,271
Reinvestment of distributions	2,283	1,271	44,422	22,260
Shares redeemed	(63,119)	(146,978)	(1,245,717)	(2,657,709)
Net increase (decrease)	10,289	10,202	$171,940	$270,822

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 to April 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period-B November 1, 2017 to April 30, 2018
Class A	1.25%
Actual		$1,000.00	$1,026.30	$6.28
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.50%
Actual		$1,000.00	$1,025.50	$7.53
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.00%
Actual		$1,000.00	$1,022.50	$10.03
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Class I	1.00%
Actual		$1,000.00	$1,028.10	$5.03
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AVLF-SANN-0618
1.800656.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018